N-2	Aug. 01, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002039471
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ARDIAN ACCESS LLC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Member Transaction Expenses (fees paid directly from your investment)	Class J Units	Class D Units	Class I Units
Maximum Sales Load (as a percentage of purchase amount)(1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

(1)
No upfront sales load will be paid with respect to Class J Units, Class I Units or Class D Units; however, if you buy Class J Units or Class D Units through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine. Financial intermediaries will not charge such fees on Class I Units. See “Plan of Distribution.”

(2)
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the one-year
anniversary of the Member’s purchase of the Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Members. Units tendered for repurchase will be treated as having been repurchased on a “first in, first out” basis. An early repurchase fee payable by a Member may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Member. See “Repurchases and Transfers of Units.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Operating Expenses (as a percentage of net assets attributable to Units)	Class J Units	Class D Units	Class I Units
Management Fee(3)(7)	1.50%	1.50%	1.50%
Interest Payments on Borrowed Funds(4)	0.07%	0.07%	0.07%
Other Expenses(5)	0.75%	0.75%	0.80%
Distribution (12b-1) Fees(6)	0.50%	0.25%	None
Acquired Fund Fees and Expenses(7)	0.57%	0.57%	0.57%
Total Annual Expenses	3.39%	3.14%	2.94%
(3)
The Fund pays a monthly Management Fee equal to 1.50% on an annualized basis of the Fund’s net asset value (including, for the avoidance of doubt, assets held in a Subsidiary) as of the last day of the month. For purposes of determining the Management Fee payable to the Adviser for any month, the net asset value will be calculated after any subscriptions but prior to repurchases for that month.
See
“Management Fees.”

(4)	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year.

(5)
Other expenses include, but are not limited to, accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, administrative fees, sub-transfer
agency and investor servicing fees and expenses, and offering costs, as well as fees payable to the Independent Directors.

(6)
The Fund operates in reliance on an exemptive order from the SEC that permits the Fund to offer multiple classes of Units. The Fund is authorized to charge a distribution
(12b-1)
fee totalling up to 0.50% per year on Class J Units and 0.25% on Class D Units. See “Plan of Distribution—Distribution and Service Plan.”

(7)
Members also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class J Units investment, assuming a 5.0% annual return:	$34	$104	$176	$368
You would pay the following expenses on a $1,000 Class D Units investment, assuming a 5.0% annual return:	$32	$97	$164	$345
You would pay the following expenses on a $1,000 Class I Units investment, assuming a 5.0% annual return:	$30	$91	$155	$326

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Members can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Transaction Fees, Note [Text Block]	No upfront sales load will be paid with respect to Class J Units, Class I Units or Class D Units; however, if you buy Class J Units or Class D Units through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine. Financial intermediaries will not charge such fees on Class I Units. See “Plan of Distribution.”
Other Transaction Fees Basis, Note [Text Block]	A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the one-year
	anniversary of the Member’s purchase of the Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Members. Units tendered for repurchase will be treated as having been repurchased on a “first in, first out” basis. An early repurchase fee payable by a Member may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Member. See “Repurchases and Transfers of Units.”
Other Expenses, Note [Text Block]	Other expenses include, but are not limited to, accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, administrative fees, sub-transfer
	agency and investor servicing fees and expenses, and offering costs, as well as fees payable to the Independent Directors.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays a monthly Management Fee equal to 1.50% on an annualized basis of the Fund’s net asset value (including, for the avoidance of doubt, assets held in a Subsidiary) as of the last day of the month. For purposes of determining the Management Fee payable to the Adviser for any month, the net asset value will be calculated after any subscriptions but prior to repurchases for that month.
See
	“Management Fees.”
Acquired Fund Fees and Expenses, Note [Text Block]	Members also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
	as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to generate attractive risk-adjusted returns. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding Units.
Investment Opportunities and Strategies
The Fund intends to invest in a global portfolio of Private Assets primarily through Secondary Investments, Direct
Co-Investments
and Primary Investments. Over time, during normal market conditions, the Adviser intends to invest at least 80% of the Fund’s net assets in Private Assets and up to 20% of net assets in liquid assets for the purposes of liquidity management.
Through a combination of Secondary Investments, Direct
Co-Investments
and Primary Investments, the Fund aims to invest in a broad set of managers, investment strategies (including market capitalization), vintage years, industry sectors, and geographies.

•
Multi-Manager Portfolio
: The Fund will make Secondary Investments and Primary Investments in Underlying Funds managed by a broad set of private equity managers. In addition, the Fund will make Direct
Co-Investments
into Underlying Companies alongside a broad set of lead managers. These managers will normally include well-established buyout and growth funds with attractive and proven track records that are well known to the Adviser.

•	Investment Strategies : The private asset portfolio will be principally exposed to Underlying Funds and Underlying Companies executing buyout and growth capital strategies.

•
Buyouts are control-oriented investments in established and profitable companies across small, mid, large, or mega-capitalization companies. Buyout backed businesses are typically acquired with a combination of equity and debt financing.

•
Growth capital investments typically represent minority-control equity investments in fast growing companies that require capital to fund their growth ambitions. Within growth capital, the Adviser will favor mature and profitable underlying businesses.

•
Other Investment Strategies: Through Secondary Investments in broad portfolios of Underlying Funds, the Fund may acquire small exposures to other private market investment strategies, including infrastructure (including core-plus and value added infrastructure funds investing in energy/utilities, digital infrastructure, transportation, and social infrastructure), and special situations (including distressed and private debt, GP stakes, and fund of funds).

•
Vintage Year
: Represents the year in which an Underlying Fund begins its investment activity. Over time and through Secondary Investments in mature buyout and growth capital funds, the Fund will gain exposure to a broad set of vintage years providing exposure to investments completed across differing economic cycles.

•
Industry Sectors
: The Fund will invest in a broad set of industries and end markets. The Adviser typically favors investments into Underlying Funds and Underlying Companies operating in defensible industries including, but not limited to, technology & software, healthcare, financial services, business-to-business
(B2B) services, value-added industrials, and segments of the consumer sector.

•
Geography
: The Fund will target to invest predominantly in the developed markets of North America, Europe and on an opportunistic basis in other regions (mostly in the developed markets of the Asia-Pacific region). For purposes of this strategy, the Fund considers “developed markets” to include countries classified as developed markets by one or more recognized market classification systems, such as those maintained by MSCI, FTSE Russell, or S&P Dow Jones Indices. In practice, the Fund expects that its investments will be concentrated primarily in markets within North America (principally the United States and Canada), Western Europe (including the European Economic Area and the United Kingdom), and the developed markets of the Asia-Pacific region (principally Australia, Japan, New Zealand, and South Korea). In general, the Adviser aims to avoid or otherwise limit the Fund’s exposure to emerging and frontier economies.

The Adviser and certain of its advisory affiliates have received an exemptive relief from the SEC (the
“Co-Investment
Exemptive Relief”) that permits the Fund to invest in privately placed investments alongside other funds and accounts managed by the Adviser or certain affiliates of the Adviser.
Ardian has adopted a Responsible Investment Policy (the “Responsible Investment Policy”) that provides for the integration of certain environmental, social and governance (“ESG”) factors in the investment process for the Fund. The Responsible Investment Policy contemplates a screening process to avoid investments in certain banned sectors (which comprise, as of the date of this Prospectus, tobacco, pornography, controversial weapons, thermal coal in certain circumstances and gambling), an ESG due diligence analysis in connection with each investment decision, periodic ESG reviews during the holding period of an investment and an ESG analysis upon exit. Ardian considers the following to be key priorities with respect to its ESG analysis: the climate transition, measurable impact and value creation, and the building of a fairer society. The Fund is permitted to make an investment in an issuer that scores poorly on Ardian’s ESG criteria if the investment scores strongly on other non-ESG
factors.
Secondary Investments
The Fund’s Secondary Investments strategy seeks to construct private equity investment portfolios through secondary purchases of Underlying Funds (including the related unfunded commitments) that provide exposure to Underlying Companies in an effort to maximize risk-adjusted returns. Sources of Secondary Investments are typically LPs that sell interests in Underlying Funds on the secondary market and GPs that organize liquidity for LPs through secondary sale processes and/or continuation vehicles. The Fund will predominately seek to acquire portfolios of limited partnership interest stakes in buyout and growth equity funds and interests in Underlying Companies (through Underlying Funds) that have favorable cash flow profiles and a predictable upside potential where Ardian has a high degree of coverage through its proprietary monitoring database. When purchasing a Secondary Investment, the Fund will agree to purchase an investor’s existing limited partnership position in an Underlying Fund, typically at a discount to net asset value due to the illiquidity of the market for interests in Underlying Funds, and take on existing obligations to fund future capital calls. In making secondary investments, the Adviser normally seeks to purchase fund interests with: (i) conservatively valued Underlying Companies that benefit from strong operating performance; (ii) expected near-to-medium
term cash flows; and (iii) a risk profile characterized by limited downside returns with a low risk of loss of capital. However, there can be no assurance that any or all Secondary Investments made by the Fund will be able to sustain these characteristics or exhibit this pattern of investment returns and risk, and the realization of later gains is dependent upon the performance of each Underlying Fund’s portfolio companies. The Fund will seek to invest across a variety of GPs, investment strategies, vintage years, industry sectors and geographies. The Fund will make global investments, with a focus on those funds investing, and private equity portfolio companies located, primarily in North America, the European Economic Area and the UK.
The Fund’s Secondary Investments strategy focuses on large and complex transactions where competition is inherently limited, targeting high quality assets with predictable cash flows where Ardian has a high degree of coverage through its proprietary monitoring database. The network Ardian has built over the last 25 years provides the Adviser with access to a wide universe of sellers, while the scale and complexity of transactions create a marketplace where Ardian has relatively few competitors.

The Adviser will look for investments managed by established GPs with proven track records, experienced and stable teams, coupled with consistent strategy execution and a strong alignment of interests.
Direct
Co-Investments
The Fund’s Direct
Co-Investments
strategy seeks to create a multi-manager, multi-sector, geographically broad portfolio of minority stake equity co-investments,
mainly alongside leading sponsors in buyout and growth capital transactions relating to Underlying Companies of any market capitalization in North America, Europe and on an opportunistic basis in other regions (mostly in the Asia-Pacific region).
The Adviser will rely on its strong relationships with a global network of general partners to source co-investments
while utilizing its highly selective approach and
in-depth
due diligence to select companies that offer an attractive risk/return profile that aligns with the objectives of the Fund.
Primary Investments
The Fund may also invest in newly formed Underlying Funds raised by experienced managers that invest in buyout and growth capital where the Underlying Companies are not known as of the time of the Fund’s commitment (any such newly formed Underlying Funds or other investment deemed to be a primary partnership investment by the Adviser, a “Primary Investment”). Primary Investments are characterized by a gradual deployment of capital. The Adviser seeks to identify and select Primary Investments that it believes to be high-quality and managed by experienced fund managers with the potential to generate superior rates of return. The Adviser expects that Primary Investments in the Fund are likely to enhance the Adviser’s ability to source other investment opportunities for the Fund.
Liquidity Management
To manage the liquidity of its investment portfolio, the Fund also invests a portion of its assets in a portfolio that may include cash; cash equivalents; funds, including money market funds or related instruments; short-term debt securities; other fixed income investments; and/or other investment companies. The Fund may invest in other liquid fixed income securities and other credit instruments from time to time. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Units by periodic repurchase offers to Members, the Fund may sell certain of its assets. The Fund seeks to hold an amount of Liquid Assets and other liquid investments consistent with prudent liquidity management. During normal market conditions and following the initial period of the Fund’s investment operations, which period may extend for a substantial amount of time, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management, in connection with the Fund’s initial period of investment operations or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets, including cash and cash equivalents and other liquid investments.

The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests, to meet capital calls and to otherwise provide the Fund with temporary liquidity — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Underlying Funds in advance of the Fund’s receipt of redemption proceeds from another Underlying Fund).
Certain types of borrowing transactions may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Generally, covenants to which the Fund may be subject include affirmative covenants, negative covenants, financial covenants, and investment covenants. The Fund may need to liquidate its investments when it may not be advantageous to do so in order to satisfy such obligations or to meet any asset coverage and segregation requirements (pursuant to the 1940 Act or otherwise). As the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in substantial losses to the Fund.
The terms of the Fund’s borrowing transactions may also contain provisions which limit certain activities of the Fund, including the payment of dividends to Members in certain circumstances, and the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing transaction over the stated interest rate. In addition, certain types of borrowing transactions may involve the rehypothecation of the Fund’s securities. Furthermore, the Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred stock issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act, as described below. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. Any borrowing transaction will likely be ranked senior or equal to all other existing and future borrowing transactions of the Fund. The leverage utilized by the Fund would have complete priority upon distribution of assets over the Units.
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached. The Fund’s borrowings will at all times be subject to this asset coverage requirement.

Underlying Funds,
co-investment
vehicles and individual portfolio companies may also utilize leverage in their investment activities. Borrowings by Underlying Funds, co-investment
vehicles and their portfolio companies are not subject to the Fund’s previously described asset coverage requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Underlying Funds, co-investment
vehicles and portfolio companies. This leverage will increase the volatility of the value of the Fund’s investments and, as a result, the Units, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during 2020.
The Fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective.
Subsidiaries
The Fund may pursue its investment program directly or indirectly through one or more Subsidiaries. Any Subsidiary will not be a registered investment company under the 1940 Act and will not be required to comply with the requirements of the 1940 Act applicable to registered investment companies. However, the Fund will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary and with provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with such Subsidiary. In addition, the Fund will apply the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act and/or the rules thereunder to any Subsidiary. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces (including risks the Fund may be exposed to through its investments in Underlying Funds and participation in co-investment
opportunities). Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and operations could be materially adversely affected. In such case, the net asset value of the Units could decline, and investors may lose all or part of their investment.
The principal risks of investing in the Fund (in alphabetical order after the first twelve risks) ar
e:
Investment Risk.
All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio has a higher investment exposure to the securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased.

An investment in the Fund involves a high degree of risk, including the risk that the investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of investments, the allocation of offering proceeds thereto and the performance of the investments. As described in more detail below, the Fund’s (and the Underlying Funds’) investment activities involve the risks associated with private equity and other private investments generally. These include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, including tariff policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, geopolitical tensions, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors that are beyond the control of the Fund or the Underlying Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Fund’s investment programs, investment strategies and investment decisions will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) investors will not suffer losses from an investment in the Fund.
Competition for Investments; Availability of Investments
.
The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. In recent years, an increasing number of private equity funds have been formed (and many such existing funds have grown substantially in size), and additional funds with similar investment objectives may be formed in the future. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. Some of these competitors may have more relevant experience, greater financial resources, a greater willingness to take on risk and more personnel than the Adviser, the Fund and their affiliates. Further, the availability of investment opportunities is often limited by market conditions as well as the prevailing regulatory or political climate. Additionally, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to invest fully its offering proceeds. Further, most sponsors of investments prioritize offering co-investment
opportunities to their network of existing investors. As a result, if the Adviser’s Primary Investments strategy were to contract such that its commitments to primary investment funds were reduced in scope or in value, the Fund’s access to appropriate co-investment
opportunities may decrease and the Fund may not be able to execute investments that satisfy the Fund’s investment objective.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Units. Additionally, the Adviser may sell certain of the Fund’s investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if the Fund engages in significant repurchases of its Units or if the Fund is forced to repay any borrowings at an inopportune time, which could negatively impact the performance of the Fund.

Secondary Investments Risks
.
The Fund may acquire Secondary Investments from existing investors in such Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Adviser. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult since there will generally be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities. There is no assurance that the Fund will be able to purchase interests at attractive discounts to NAV, or at all. The overall performance of the Fund may depend in part on the accuracy of the information available to the Adviser, the acquisition price paid by the Fund for the Secondary Investments and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.
The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.
The purchase of a Secondary Investment may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations (see “—Counterparty Risk” below). If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund.
When the Fund acquires an interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Primary Investments Risks
.
The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, priv ate
investment funds. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments. The Primary Investments generally will not have commenced operations and, accordingly, will have no operating history upon which the Fund may evaluate their likely performance. Historical performance of the managers of Primary Investments is not a guarantee or prediction of their future performance. Many
non-U.S.
investment advisers are not registered as investment advisers with the SEC, making it more difficult for the Adviser to scrutinize such investment advisers’ credentials. The Fund will not have the opportunity to evaluate the relevant economic, financial and other information that will be used by the Primary Investments in their selection, structuring, monitoring and disposition of assets. In addition, the Fund generally will not have the right to participate in the day-to-day
management, control or operations of Primary Investments, nor will they generally have the right to remove the sponsors of Primary Investments. Venture capital investments involve risks associated with investment in companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage.
Co-investment
Opportunities Risk.
When the Fund invests alongside other investors in
co-investment
opportunities, the realization of portfolio company investments made as co-investments
may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors
may require an exit procedure requiring notification of the other co-investors
and possibly giving the other
co-investors
a right of first refusal or a right to initiate a
buy-sell
procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating
party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-investment
opportunities may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor.
Third-party
co-investors
may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the co-investment
opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

When the Fund makes investments in Underlying Companies in
co-investment
opportunities alongside GPs, the Fund will be highly dependent upon the capabilities of the GPs alongside which the investment is made. The Fund may indirectly make binding commitments to co-investment
opportunities without an ability to participate in the management and control of, and with no or limited ability to transfer its interests in, the pertinent Underlying Company. In some cases, the Fund will be obligated to fund its entire investment in a co-investment
opportunity up front, and in other cases the Fund will make commitments to fund investments from time to time as called by the GP of another Underlying Fund in a co-investment
opportunity. Generally, neither the Adviser nor the Fund will have control over the timing of capital calls or distributions received from such co-investment
opportunities, or over investment decisions made in such
co-investment
opportunities.
When the Fund participates in a
co-investment
opportunity, the Fund generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests. Thus, the returns to the Fund from any such investments will be more dependent upon the performance of the particular portfolio company and its management in that the Adviser, on behalf of the Fund, will not be able to direct the policies or management decisions of such portfolio company.
Portfolio Companies Risks
.
In addition to the risks described above, the portfolio companies in which the Fund invests, either through a co-investment
vehicle that provides exposure to the portfolio companies or through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions. To the extent a portfolio company in which the Fund has invested receives additional funding in subsequent financings and the Fund does not participate in such additional financing rounds, the interests of the Fund in such portfolio company would be diluted. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel.

The Fund may be invested in a limited number of portfolio companies, which may subject the Fund to greater risk and volatility than if investments had been made in a larger number of portfolio companies. The Fund’s investments may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

Many of the portfolio companies may be highly leveraged, which may impair their ability to finance their future operations and capital needs and may result in restrictive financial and operating covenants. As a result, such companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. In addition, in the event that such companies do not perform as anticipated or incur unanticipated liabilities, high leverage will magnify the adverse effect on the value of the companies’ equity and could result in substantial diminution in, or the total loss of, equity investments in such companies.
Portfolio companies may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of public companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.
“Cash Drag” Risk
.
The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund or a co-investment
vehicle at the time of its admission to the Underlying Fund or co-investment
vehicle. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds or co-investment
vehicles. In addition, Underlying Funds or
co-investment
vehicles may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
“Over-Commitment” Risk.
The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Underlying Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
In order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Units tendered by Members or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Illiquidity of Fund Investments
.
Contractual limitations will typically restrict the Fund’s ability to transfer certain investments without the consent of the applicable managers of those entities. The securities or other financial instruments or obligations of investments and/or portfolio companies may, at any given time, be very thinly traded, have no public market, or be restricted as to their transferability under the laws of the applicable jurisdiction. Illiquidity may also result from market conditions that may be unfavorable for sales of securities of particular issuers or issuers in particular industri es
. In some cases, an Underlying Fund may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the underlying investments of an Underlying Fund may require a substantial amount of time to liquidate. Consequently, there is a significant risk that Underlying Funds and portfolio companies will be unable to realize their respective investment objectives by sale or other disposition of their securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy. These risks can be further increased by changes in the financial condition or business prospects of the Underlying Funds or portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which Underlying Funds or portfolio companies are located or in which they conduct their business.
Risk of Loss; Illiquidity of the Units
.
The Fund is intended for long-term investment by Members who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. The possibility of partial or total loss of investment of the Fund exists, and prospective investors should not invest unless they can readily bear the consequences of such loss. Illiquidity will result from the absence of an established market for Fund investments, as well as from legal or contractual restrictions on the resale of Fund investments by the Fund or on the resale of portfolio companies by Underlying Funds. For example, there may be little or no near-term cash flow distributed by the Underlying Funds. Since the amount and timing of the Fund’s cash distributions to Members are dependent in part upon the cash flow that the Fund receives from the Underlying Funds, the Fund will likely distribute little or no cash in the near term. Even if the Fund’s investments prove successful, they are unlikely to produce a realized return to Members for a period of years.
Furthermore, the transferability of Units is subject to certain restrictions as described in the “Repurchases and Transfers of Units” section of this prospectus. Units will not be listed on an exchange, and no market in them is expected to develop. Investors will not have the right to redeem their Units. Although the Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Consequently, Units should only be acquired by investors able to commit their funds for an indefinite period of time.
Fixed-Income Securities Risks.
Fixed-income securities in which the Fund may invest are generally subject to the following risks:

•
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate, volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Fiscal, economic, monetary or other government policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

•
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Units.

•
Issuer and Spread Risk
. The value of fixed-income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

•
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•
Prepayment or “Call” Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to Members. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

•
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

•
Duration and Maturity Risk
. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

•
For U.S. federal income tax purposes, the Fund is required to recognize taxable income (such as deferred interest that is accrued as original issue discount (“OID”)) in some circumstances in which the Fund does not receive a corresponding payment in cash and to make distributions with respect to such income to maintain its qualification as a RIC. Under such circumstances, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. As a result, the Fund may have to sell some of its investments at times and/or at prices that the Adviser would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify as a RIC and thus become subject to corporate-level income tax.

Allocation Risk; Limitations of
Co-Investment
Exemptive Relief.
The Adviser and its affiliates have established prior separate accounts, funds and other pooled investment vehicles and intend to establish subsequent funds and other pooled investment vehicles and advise future separate accounts (collectively, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund. As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.
Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.
Subject to applicable law, the Adviser will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The Adviser expects to cause the Fund to invest alongside other funds, accounts or other capital managed or advised by the Adviser or Ardian Funds. The Adviser and certain of its advisory affiliates have received the
Co-Investment
Exemptive Relief that permits the Fund to invest in privately placed investments alongside other funds and accounts managed by the Adviser or certain affiliates of the Adviser. However, the
Co-Investment
Exemptive Relief contains certain conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in t he
event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the Other Managed Funds (as defined below). In these and other situations, the Fund may participate in such investment to a lesser extent or, under certain circumstances, may not participate in such investment. Additionally, third parties may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain private asset investments could represent a risk to the Fund’s ability to achieve the desired investment returns.
Artificial Intelligence Risk.
Recent technological advances in artificial intelligence and machine learning technologies (collectively, “AI Technologies”), including, for example, the OpenAI ChatGPT application and internally developed data analysis tools that rely on such artificial intelligence and machine learning technologies, create opportunities for the Adviser, the Fund, the Underlying Funds,
co-investment
vehicles and portfolio companies, as well as risks. The Adviser uses and is expected to expand its use of AI Technologies in connection with its business, operating and investment activities and expects the Underlying Funds, co-investment
vehicles, portfolio companies and service providers to also use such technologies and expand such use. Actual usage of such AI Technologies will vary across its business, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies, and while the Adviser expects from time to time to adopt and adjust usage policies and procedures governing the use of AI Technologies by its personnel, risks remain, including misuse of such AI Technologies. Further, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate, nor does the Adviser expect to be involved in the collection of such data or development of such algorithms in the ordinary course.
Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would likely degrade the effectiveness of AI Technologies and could adversely impact the Adviser, the Fund, the Underlying Funds, co-investment
vehicles or portfolio companies to the extent they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies more susceptible to cybersecurity threats. In addition, the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities. The Adviser will not be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services utilizing AI Technologies are provided. In addition, AI Technologies may be competitive with the business of portfolio companies or increase the potential for obsolescence of a portfolio company’s products or services (particularly as the capabilities of AI Technologies improve), and accordingly the increased adoption and use of AI Technologies may have an adverse effect on portfolio companies or their respective businesses. Moreover, use of AI Technologies by any of the parties described in the previous paragraphs could include the input of confidential information of the Adviser (including material non-public
information and personal information) by third parties in contravention of non-disclosure
agreements or by the Adviser’s personnel or other related parties in contravention of the Adviser’s policies and procedures (or by any such parties in accordance with the Adviser’s policies, procedures and/or non-disclosure
agreements), and in any case, could result in such confidential information becoming part of a dataset that is accessible by AI Technologies applications and users.
The use of AI Technologies, including potential inadvertent disclosure of confidential information of the Adviser, could also lead to legal and regulatory investigations and enforcement actions. AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of current or future risks related thereto. For example, if the Adviser or Ardian were to share or license AI Technologies, including ones that include some degree of internal development, with Members, the Underlying Funds, co-investment
vehicles, portfolio companies, or other third parties, such activity could introduce a number of additional risks to the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and/or portfolio companies, or other users of such AI Technologies. Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance,
could have an adverse effect on organizations connected to the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies.
Anti-Takeover Risk.
The Limited Liability Company Agreement and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Such provisions could limit the ability of Members to sell their Units by discouraging a third party from seeking to obtain control of the Fund. See “Summary of the Limited Liability Company Agreement.”
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Units and has no firm commitment or obligation to purchase any of the Units. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments.
The Fund may invest, including for defensive purposes, some or all of its respective assets in Liquid Assets, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its offering proceeds, and the Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
In addition, the Fund and the Underlying Funds may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Volatility in the banking system may impact the viability of such banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund or an Underlying Fund maintains its respective cash and cash equivalents, there can be no assurance that the Fund or such Underlying Fund would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Fund and the Underlying Fund. See also “—Market Disruption and Geopolitical Risk” below.
Confidential or Material,
Non-Public
Information
.
Certain Adviser personnel may acquire confidential or material, non-public
information or be restricted from initiating transactions in certain securities. The Adviser will not be free to act upon any such information. Due to these restrictions, the Adviser may not be able to initiate an investment for the Fund that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Conversely, the Fund may not have access to material non-public
information in the Adviser’s possession that might be relevant to an investment decision, and the Adviser may make or sell an investment that, if such information had been known to it, it may not have made or sold. In addition, collaboration between the Adviser’s personnel and Ardian personnel is subject to limitations. From time to time, when otherwise permitted under applicable law and its investment restrictions, the Fund may hold interests in one or more Ardian funds. Any such investment will be made on arm’s length terms, subject in any case to the information barrier between the firms and the confidentiality restrictions arising from particular fund or vehicle agreements.
Conflicts; Other Funds
.
The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Such activities may raise conflicts of interest for which the resolution may not be currently determinable.

Counterparty Risk
.
The Fund is exposed to the risk that third parties that may owe the Fund or its portfolio companies money, securities or other asse ts
will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other financial intermediaries. These parties may default on their obligations to the Fund or its portfolio companies, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to portfolio companies, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other financial intermediaries. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.
Derivative Instruments
.
Some or all of the Underlying Funds and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, counterparty risk, correlation risk, difficulties in valuation, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Underlying Funds could present significant risks, including the risk of losses in excess of the amounts invested.
Rule
18f-4
under the 1940 Act (the “Derivatives Rule”) regulates the Fund’s use of derivatives and certain other transactions that create future payment and/or delivery obligations by the Fund. The Derivatives Rule prescribes specific value-at-risk
limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, it is not subject to the full requirements of the Derivatives Rule. In connection with the adoption of the Derivatives Rule, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, the Derivatives Rule permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements and similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements and similar financing transactions as derivatives transactions for all purposes under the Derivatives Rule.
Additional or other new regulations or guidance issued by the SEC or the U.S. Commodity Futures Trading Commission (“CFTC”) or their staffs could, among other things, restrict the Fund’s ability to engage in leveraging and derivatives transactions, and the Fund may be unable to execute its investme nt
strategy as a result.
Distressed Debt
.
 The Fund may invest in certain Underlying Funds that invest in, or may invest co-investment
vehicles in, securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for high returns, they also bring with them correspondingly greater risks when compared to other investments. Such investments involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. Such investments could, in certain circumstances, subject the Fund or the Underlying Funds to certain additional potential liabilities. In addition, such strategies may cause different Underlying Funds and GPs to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure.
Distribution
In-Kind
.
 The Fund may distribute to the holder of Units that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind
to the Members. In the event that the Fund makes such a distribution of securities, Members will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Members. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Units. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Units. As a result from such reduction in tax basis, Members may be subject to tax in connection with the sale of Units, even if such Units are sold at a loss relative to the Member’s original investment.
Due Diligence Risk
.
The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment, the costs of which will be borne by the Fund. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the investment advisers of Underlying Funds and, in some circumstances, third-party investigations. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund or a portfolio company in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or portfolio company or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds or portfolio companies and/or their current or former owners in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Electronic Communications and Cybersecurity Risk
.
While the Adviser employs various measures to address cybersecurity-related issues, the Advi ser,
the Fund and their respective service providers may nevertheless be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause the Adviser, the Fund or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. The rapid development and increasingly widespread use of AI Technologies, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. Cybersecurity incidents may adversely impact the Fund and its Members. There is no guarantee that the Adviser, the Fund and/or their respective service providers will be successful in protecting against cybersecurity incidents.
The failure to protect against cybersecurity incidents could cause significant interruptions in the Adviser’s and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors) in the Fund. Such a failure or unauthorized disclosure of data could harm the Adviser’s reputation, subject the Adviser and/or the Fund to legal claims, increased costs, financial losses, data privacy breaches (including under the European General

Data Protection Regulation), regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, the Adviser and/or the Fund may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.
While the Fund and the Adviser have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and the sponsors of investments in which the Fund invests. As a result, the Fund or its Members could be negatively impacted.
Emerging Markets
.
While the Adviser aims to avoid or otherwise limit the exposure to emerging and frontier economies, the Fund may nevertheless hold investments located in emerging industrialized or less developed countries. In addition, Underlying Funds may invest such funds’ assets in securities of
non-U.S.
issuers, including those in emerging markets. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
“Frontier” countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the net asset value of the Units to decline.
Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Other heightened risks associated with emerging markets investments include without limitation less publicly available financial and other information regarding issuers and potential difficulties in enforcing contractual obligations. It can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions, or obtain information needed to pursue or enforce such judgments, against such issuers. Investors of emerging market issuers, such as the Fund, often have limited rights and few practical remedies in emerging markets. In addition, the systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle and may adversely impact the Fund’s liquidity and performance.
ETF Risk.
The risks of investment in an exchange-traded fund (“ETF”) typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Members will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. In addition, ETFs are susceptible to market trading risks, such as the risks of discounts to net asset value, high spreads and trading disruptions.
Eurozone Risk.
Concerns about credit risk (including, but not limited to, that of sovereigns) related to various European markets continue to exist. Certain highly indebted advanced economies in the Eurozone continue to pose some concern, though some have reduced debt levels since the height of the so-called
Eurozone crisis. For example, large sovereign debts and/or fiscal deficits of a number of European countries continue to raise concerns regarding the financial condition of financial institutions, insurers and other corporates: (i) located in these countries; (ii) that have direct or indirect exposure to these countries; and/or (iii) whose banks, counterparties, custodians, customers, service providers, sources of funding and/or suppliers have direct or indirect exposure to these countries. The default, or a significant decline in the credit rating, of one or more sovereigns or financial institutions could cause severe stress in the financial system generally and could adversely affect the markets in which an Underlying Fund or a portfolio company operates and the businesses and economic condition and prospects of such Underlying Fund’s or portfolio company’s counterparties, suppliers, investments, creditors, or service providers, directly or indirectly, in ways which it is difficult to predict. In addition, due to large sovereign deficits and/or fiscal deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn, which could significantly affect the value of the Portfolio Investments in European markets.
There also remains a risk that default of certain participating member states of the European Union (“EU”) may lead to the collapse of, or change in, the Eurozone as it is constituted today, that certain member states of the EU may cease to use the Euro as their national currency or that one or more member states may seek to withdraw from EU membership or, in more extreme circumstances, the possible dissolution of the Eurozone entirely. Moreover, financial and economic developments in one EU member state may affect economic and financial conditions among other EU member states.

The effect of these conditions or market perceptions could have material adverse effects on the Fund’s ability to make investments. See “—Risks relating to United Kingdom’s Exit from the European Union.”
Potential
Break-Up
of Eurozone
. In the recent past, the stability of certain European financial markets deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU may lead to the break-up
of the Eurozone as it is constituted today or that certain member states of the EU may cease to use the Euro as their national currency. This could have an adverse effect on the Fund, the performance of its investments and its ability to fulfill its investment objective. Moreover, this could have a detrimental effect on the performance of Underlying Funds and portfolio companies both in those countries that may experience a default on liabilities and in other countries within the EU. A potential primary effect would be an immediate reduction of liquidity for particular investments in the affected countries, thereby potentially impairing the value of such investments.
Expedited Transactions
.
Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.
Financial Market Fluctuations and Deteriorating Current Market Conditions.
 The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, including the advent of significant inflation, recession, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including the 2026 conflict between the United States and Iran, Russia’s 2022 invasion of Ukraine and other conflicts, geopolitical tensions, terrorist acts or security operations and actual or threatened epidemics or pandemics, such as
COVID-19).
Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate, volatility and liquidity risk. Fiscal, economic, monetary or other government policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid.
Conversely, there is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would likely negatively impact the Fund’s portfolio. Instability in the securities markets will also likely increase the risks inherent in the Fund’s investments. There can be no assurance that such economic and market conditions will be favorable in respect of both the investment and disposition activities of the Fund.

Global financial markets in recent years have experienced periods of unprecedented turmoil and continue to experience substantial volatility, disruption, liquidity shortages and to some extent financial instability. Global financial markets have recently experienced considerable declines in the valuations of equity and debt securities and periodic acute contraction in the availability of credit. Volatile financial markets can expose the Fund to greater market and liquidity risk.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s investment objective relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
Prospective investors should note that performance and other numerical information provided by the Adviser, including, without limitation, market data, have not been updated through the date hereof. For example, the Adviser believes that certain market data and information is likely to have recently changed from that included herein, but is not yet available.
Focused Investment Risk.
While the Adviser generally seeks to build a Secondary Investments portfolio with exposures across different GPs, vintage years, companies, geographies and industries, depending on the availability of attractive investment opportunities, the Fund’s portfolio may at times be more focused than the portfolios of funds investing in a broader range of industries and geographies and could experience significant volatility, especially during times when the Fund may have greater exposure to particular metrics that may be exposed to or experiencing unfavorable market conditions. Separately, an Underlying Fund may concentrate its investments in specific geographic regions. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.
Follow-On
Investment Risk
.
The Fund’s and/or an Underlying Fund’s direct and indirect investments in Underlying Companies may require follow-on
investments. The Fund and/or an Underlying Fund may be required to provide follow-on
funding for its portfolio companies or have the opportunity to make additional investments in such portfolio companies. There can be no assurance that the Fund or an Underlying Fund will have sufficient funds to make any such additional investments or that it will be permitted by the 1940 Act to make such additional investments. Any decision by the Fund or an Underlying Fund not to make follow-on
investments or its inability to make them may have a negative impact on a portfolio company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund does not participate in a follow-on
investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the 1940 Act), then the Fund’s interest in the portfolio company may be diluted or subordinated to the new capital being invested (which may include capital from other clients or investment vehicles managed by the Adviser and/or its affiliates).

Hedging
.
The Fund and the Underlying Funds and portfolio companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements, including in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes, including in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance for the Fund than if it or the Underlying Funds and portfolio companies in which the Fund invests had not entered into such hedging transactions.
Inability to Vote
.
To the extent that the Fund owns less than 5% of the voting securities of an Underlying Fund or portfolio company, it may be able to avoid that any such Underlying Fund or portfolio company is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Underlying Funds and portfolio companies, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund or portfolio company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds and portfolio companies. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund or portfolio company, the Fund will not be able to vote on matters that require the approval of such Underlying Fund’s or portfolio company’s investors, and will not be able to vote on matters that may be adverse to the Fund’s interests, which may consequently adversely affect the Fund and its investors.
There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. If the Fund is considered to be affiliated with an Underlying Fund, transactions between the Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.
Inadequate Network of Broker-Dealer Risk
.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Adviser to establish a network of selected broker-dealers to sell the Units. If the Adviser fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Indemnification of Fund Investments, Directors and Others.
The Fund will agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
Industry or Sector Concentration.
 The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. An Underlying Fund may concentrate its investments in specific industry sectors (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which means each may invest more than 25% of its assets in a specific industry sector. Accordingly, the Fund’s investment portfolio may at times be more focused with respect to managers, geographies, industries and individual companies. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. The Fund will consider the then-existing concentration of Underlying Funds, to the extent they are known to the Fund, when making investments.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Members. Recently, there have been inflationary price movements. As inflation increases, the real value of the Fund’s common Units and distributions on those Units can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of common Units. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and the value of the Units. In addition, rising interest rates due to inflation will increase the interest paid by the Fund under a credit facility, which will decrease Fund returns.
Investment Controls.
Investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries where the Fund invests or in other jurisdictions.

Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Units the Fund may issue in the future. The Limited Liability Company Agreement authorizes it to issue an unlimited number of Units. The Board may make certain amendments to the Limited Liability Company Agreement. After an investor purchases Units, the Fund may sell additional Units in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Units, such investor’s percentage ownership interest in the Fund will be diluted.
Legal Risk, Litigation and Regulatory Action
.
The Adviser is part of a larger firm with multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund and the Adviser and its affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end
investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
1940 Act Regulations
. The Fund is a registered
closed-end
management investment company and as such is subject to regulations and restrictions under the 1940 Act.
Leverage; Borrowings
.
To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in Fund investments will be magnified. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Leverage is also a risk for Underlying Funds and portfolio companies. Certain of the Underlying Funds and the portfolio companies may have significant borrowings and/or other leverage. An investment with substantial leverage may be at risk of increases in interest rates and therefore increases in interest expenses. In the event any investment cannot generate adequate cash flow to meet debt service, the Fund may suffer a partial or total loss of capital invested in the investment. The use of leverage will also magnify the volatility of changes in the value of investments. Any gain in the value of assets in excess of the cost of the amount borrowed to acquire such assets would cause the borrower’s net asset value to increase more than if the assets had been bought without utilizing leverage. Conversely, any decline in the value of its assets to below the cost of the borrowing utilized to fund their purchase would cause the net asset value to decline more than would be the case if debt had not been used to purchase such assets. While the use of leverage may increase a borrower’s returns, it will also increase its exposure to risk.

The Fund may from
time-to-time
borrow funds or enter into other financing arrangements for various reasons, to pay operating expenses, including, without limitation, the Management Fee, to purchase portfolio securities, to fund repurchase of Units, or for other portfolio management purposes. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress returns. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely through preferred units). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Market Disruption and Geopolitical Risk
.
The Fund is subject to the risk that war, including
continuing conflicts in the Middle East involving Israel and Iran, and now including the United States among other nations, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or the conflict between Russia and Ukraine, terrorism, and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. The risk of such events has meaningfully increased in recent periods due to the diminishing importance of the rules based international order and heightened international tensions stemming from rivalry among the world’s dominant economic and military powers. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the
COVID-19
outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in world economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. At such times, the Fund’s exposure to a number of other risks described elsewhere in this section can increase.

The United States and other countries are periodically involved in disputes, negotiations or government action over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. In 2025, the U.S. government indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Trade disputes and tariffs may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally.
Events leading to limited liquidity, defaults,
non-performance
or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. For example, in response to the rapidly declining financial condition of regional banks Silicon Valley Bank (“SVB”) and Signature Bank (“Signature”), the California Department of Financial Protection and Innovation (the “CDFPI”) and the New York State Department of Financial Services (the “NYSDFS”) closed SVB and Signature on March 10, 2023 and March 12, 2023, respectively, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver for SVB and Signature. Although the U.S. Department of the Treasury, the Federal Reserve and the FDIC have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remain. Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favorable to industry participants as the measures currently being pursued. In addition, highly publicized issues related to the U.S. and global capital markets in the past have led to significant and widespread investor concerns over the integrity of the capital markets. The situation related to SVB, Signature and other regional banks could in the future lead to further rules and regulations for public companies, banks, financial institutions and other participants in the U.S. and global capital markets, and complying with the requirements of any such rules or regulations may be burdensome. Even if not adopted, evaluating and responding to any such proposed rules or regulations could result in increased costs and require significant attention from the Adviser.
Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into an industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, hurricanes, terrorist attacks, floods, pandemics, epidemics or other similar events, may be either uninsurable or, insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk
policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total costs of casualty insurance for a property, if decided to be obtained. As a result, all Fund investments may not be insured against terrorism or certain other risks. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.
Any of the foregoing market disruption events could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund and its investments.
Minority Investor Risk
.
An Underlying Fund’s or the Fund’s minority direct or indirect investments in Underlying Companies will subject the Underlying Fund or the Fund to actions taken by the holders of a majority in interest of such companies that may not be aligned with the Fund’s goals. An Underlying Fund or the Fund may make minority equity investments in portfolio companies where the Underlying Fund or the Fund likely will not be able to control or influence such entities. In such cases, the Underlying Fund or the Fund will be reliant on the existing management and boards of directors of such companies, which may include representatives of other investors with whom the Underlying Fund or the Fund is not affiliated and whose interests may at times conflict with the Fund’s interests. The Underlying Fund and/or the Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the portfolio companies in which they invest.
Multiple Levels of Expense
.
Members will pay the fees and expenses of the Fund and will indirectly bear any fees, expenses and carried interest (if any) of the Fund’s investments. In addition, to the extent that the Fund invests in a fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. This will result in greater expense to Members than if such fees, expenses and carried interest (if any) were not charged by the Fund and its investments, as applicable.

Furthermore, the determination of whether the sponsor of an Underlying Fund is entitled to carried interest distributions is made on a fund-by-fund
basis and not in the aggregate. Therefore, carried interest in respect of one Underlying Fund is calculated and distributed without regard to the fees or performance (including negative performance) of any other Underlying Fund in which the Fund has an interest. Therefore, it is possible that the Fund, as an LP of Underlying Funds, would be required to bear carried interest in respect of one or more Underlying Funds even if the performance of the Fund’s investments in Underlying Funds in the aggregate (and therefore the performance of the Fund) is negative.
Non-Controlling
Interest
.
The Fund generally will not have the right to participate in the day-to-day
management, control or operations of the Underlying Funds or portfolio companies, nor will it have the right to remove the managers thereof. Additionally, the Fund also will not necessarily have the opportunity to evaluate the relevant economic, financial and other information which the Underlying Funds utilize in selecting, structuring, monitoring and disposing of their portfolio companies or that portfolio companies utilize in executing their business strategies. The success of the Fund will be substantially dependent upon the capabilities and performance of the managers of the Underlying Funds and portfolio companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund.
Furthermore, the investment decisions of the Underlying Funds are made by their respective investment managers independently of each other so that, at any particular time, one Underlying Fund may be purchasing an interest in a portfolio company that at the same time is being sold by another Underlying Fund. Transactions of this sort could result in Underlying Funds directly or indirectly incurring certain transaction costs without accomplishing any net (or accomplishing only a limited) positive investment result. While investing with multiple investment managers may create the appearance of a well-diversified portfolio, the Underlying Funds may cooperate on investments or otherwise own the same assets, and independent decisions of various investment managers may result in an increase, rather than decrease, in the aggregate risk associated with the Fund’s portfolio.
Non-Diversification.
Because the Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, its net asset value may be subject to greater volatility. The Fund may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Fund’s overall value to decline to a greater degree.
Non-U.S.
and
Non-European
Union Investments; Exchange Rate Risk
.
The Fund may invest a portion of its assets in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU. Securities issued by companies located outside of the U.S. and the EU, including those held by funds in which the Fund invests, involve certain factors not typically associated with investing in securities issued by companies located in the U.S. and the EU, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar, the euro and the various other
non-U.S.
and
non-euro
currencies in which
non-U.S.
and
non-EU
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S., EU and
non-U.S.,
and
non-EU
securities markets, including potential price volatility in and relative liquidity of some
non-U.S.
and
non-EU
securities

markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on
non-U.S.
and
non-EU
investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of
non-U.S.
and
non-EU
taxes on income and gains recognized with respect to such securities. Such factors may adversely affect the value of the Fund’s
non-U.S.
and
non-EU
investments and hence the overall value of a Member’s investment in the Fund.
In addition to the risks of investing in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU and the risks of investing in emerging markets (see “—Emerging Markets” above), the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries.
OFAC and FCPA Considerations
.
Economic sanction laws in the U.S. and other jurisdictions may prohibit the Adviser and its personnel from transacting with or in certain countries and with certain individuals and companies. The U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) enforces U.S. economic and trade sanctions, which prohibit, among other things, transactions with and the provision of services to certain
non-U.S.
countries, territories, entities and individuals. Certain programs administered by OFAC also flatly prohibit dealing with certain individuals or entities. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at http://www.treas.gov/ofac. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. These types of sanctions may significantly restrict the Fund’s investment activities in certain emerging market countries.
 In addition, new names may be added to current OFAC lists, or new sanctions imposed by executive order, on short notice, which could result in the Fund selling investments at disadvantageous times.
In addition, the Adviser and its personnel are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. In recent years, the U.S. Department of Justice and SEC have devoted greater resources to enforcement of the FCPA. In particular, U.S. regulators recently have been focused on private equity firms and their compliance with the FCPA. While the Adviser has implemented policies and procedures designed to procure compliance with the FCPA, such policies and procedures may not be effective to prevent all possible violations. Any determination that the Adviser violated the FCPA or other applicable anti-corruption or anti-bribery laws could subject the Adviser to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions, securities litigation and a general loss of investor confidence, any one of which could adversely affect the Adviser’s business prospects or financial position, as well as the Fund’s ability to achieve its investment objective or conduct its operations.
Opinions and Forward-Looking Statements May Not Be Correct.
This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of the private equity market and private equity secondaries and co-investment
markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as
“best-of-class,”
“superior” and
“top-tier.”
Investors should understand that such statements represent the current views of the Adviser or other third party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the private equity market and private equity secondaries and co-investment
markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s offering documents. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.
Placement Risk.
It is expected that many investors will invest in the Fund through Financial Intermediaries. When a limited number of Financial Intermediaries represents a large percentage of investors, actions recommended by the Financial Intermediaries may result in significant and undesirable variability in terms of investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of investors, clients of a single Financial Intermediary may vote as a block, if so recommended by the Financial Intermediary.
Private Asset Investments.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private asset investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Projections
.
The Fund will from time to time rely upon projections, forecasts or estimates developed by the Fund or an Underlying Fund or a portfolio company in which the Fund is invested or is considering making an investment, concerning such Underlying Fund’s or portfolio company’s future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control. Actual events may differ from those assumed. Some important factors that could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted therein.
Recourse to Assets of the Fund
.
The assets of the Fund, including its investments and any capital held thereunder, may be available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not limited to any particular asset. Accordingly, a Member may find its interest in the Fund’s assets adversely affected by a liability arising out of a single investment, even if such Member did not participate in such investment.
Registration under the U.S. Commodity Exchange Act.
The Adviser is exempt from the obligations of a registered commodity pool operator (“CPO”) with respect to the Fund because the Adviser has claimed the relief provided to fund-of-funds
operators pursuant to CFTC
No-Action
Letter
12-38.
Therefore, the Adviser is not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund. For the Adviser to remain eligible for the relief, the Fund will be limited in its ability to gain exposure to certain financial instruments, including futures and options on futures and certain swaps (“commodity interests”). In the event that the Fund’s direct or indirect exposure to commodity interests does not comply with the requirements of CFTC
No-Action
Letter
12-38,
the Adviser may be required to register as a CPO with the CFTC with respect to the Fund. The Adviser’s registration with the CFTC as a CPO with respect to the Fund, or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon relief from registration as such, could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens, adversely affecting that Fund’s total return. Because the Adviser intends to manage the Fund in such a way as to maintain its ability to rely upon relief from registration with the CFTC, the Fund may be unable to participate in certain investment opportunities.
Regulatory Approvals
.
The Fund may invest in Underlying Funds (or portfolio companies), and such Underlying Funds may invest in portfolio companies, in each case, believed to have obtained all material U.S. federal, state, local or
non-U.S.
approvals required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in certain investments. An investment could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such investment. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that an Underlying Fund or a portfolio company will be able to (i) obtain all required regulatory approvals that it does not currently have or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in additional costs to a portfolio company.

Regulatory changes in a jurisdiction where an Underlying Fund or a portfolio company investment is located may make the continued operation of such investment infeasible or economically disadvantageous and any expenditures made to date by such investment may be wholly or partially written off. The locations of the Fund’s investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the Fund’s investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of such investments, which could materially and adversely affect returns to the Fund.
Regulatory Changes Impacting Private Equity Funds.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Underlying Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and in
non-U.S.
jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Underlying Funds; the GPs; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect an Underlying Fund’s ability to implement its investment strategies could have a material adverse impact on the Underlying Fund’s performance, and thus on the Fund’s performance.
Reliance on Adviser.
An investor must rely upon the ability of the Adviser to identify and make investments consistent with the Fund’s investment objective and policies. The Fund may be unable to find a sufficient number of attractive opportunities to invest its offering proceeds or meet its investment objective. Further, there can be no assurance that what is perceived by the Adviser as an attractive investment opportunity will not, in fact, result in substantial losses due to one or more of a wide variety of factors.

The success of the Fund’s private asset investments will depend in substantial part on the diligence, skill, expertise and business contacts of, and the information and deal flow generated by, the investment professionals of the Adviser. There can be no assurance that the Adviser’s professionals will continue to be associated with each entity during the life of the Fund. The ability of the Fund to achieve its investment objective depends on the continued service of these individuals, who are not obligated to remain employed with the Adviser or its affiliates. The market for experienced private asset investment professionals is highly competitive. If the Adviser fails to adequately compensate their investment professionals, in light of such market conditions, one or more of such individuals could cease to work for them. The loss of one or more of the Adviser’s key individuals could have a material adverse effect on the Fund’s ability to achieve its investment objective. Should one or more of these individuals cease to participate in the management of the Fund, its performance could be adversely affected.

If, due to extraordinary market conditions or other reasons, the Fund and/or other investments managed by the Adviser or its affiliates were to incur substantial losses, the revenues of the Adviser and its affiliates may decline substantially. Such losses may hamper the Adviser’s and its affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as they have in the past.
The Adviser will have exclusive responsibility for the Fund’s activities and, other than as may be set forth in the Fund’s governing documents or other agreements, Members will lack discretion to make investment decisions or any other decisions concerning the management of the Fund.
Reporting Requirements.
Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such investors or to notify investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Repurchase Offers Risk.
Repurchase offers are generally funded from available cash or sales of portfolio securities. However, the repurchase of Units by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Units may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Members who do not tender their Units by increasing Fund expenses and reducing any net investment income. Certain Members may from time to time own or control a significant percentage of the Units. Repurchase requests by these Members of these Units of the Fund may cause repurchases to be oversubscribed, with the result that Members may only be able to have a portion of their Units repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Units beyond the repurchase offer amount, or if Members tender an amount of Units greater than that which the Fund is entitled to purchase, the Fund will repurchase the Units tendered on a pro rata basis, and Members will have to wait until the next repurchase offer to make another repurchase request. Members will be subject to the risk of net asset value fluctuations during that period. Thus, there is also a risk that some Members, in anticipation of proration, may tender more Units than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The net asset value of Units tendered in a repurchase offer may fluctuate between the date a Member submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a Member submits a repurchase request. There can be no assurance that the Fund will conduct repurchase offers in any particular period, and Members may be unable to tender Units for repurchase for an indefinite period of time.
Responsible Investing Risk.
Ardian’s Responsible Investment Policy contemplates a screening process to avoid investments in certain banned sectors, an ESG due diligence analysis in connection with each investment decision, periodic ESG reviews during the holding period of an investment and an ESG analysis upon exit. The Fund will be managed in accordance with this policy, which could cause the Fund to fail to pursue certain beneficial investment opportunities or to realize lower returns on investment opportunities it does pursue. This may have a negative effect on Fund returns.
Risk of Misconduct of Adviser Personnel or Third-Party Service Providers
.
Misconduct by Adviser personnel or by third-party service providers could cause significant losses to the Fund. Such misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful Fund investments (which, in either case, may result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund or the Adviser. In addition, Adviser personnel and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Adviser’s diverse businesses and the regulatory regimes under which they operate, misdeeds by an advisory entity (or its personnel) may result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to deter misconduct by personnel or service providers, and the precautions that the Adviser takes to detect and prevent this activity may not be effective in all cases.
Risks Relating to Fund’s Registered Investment Company Status.
As a result of applicable restrictions under the 1940 Act, the Fund may be unable to take advantage of favorable investment opportunities or may incur additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act and applicable tax rules. This could cause the Fund to underperform funds that pursue similar investment strategies but are not registered under the 1940 Act.
Risks Relating to Fund’s Regulated Investment Company Status.
Although the Fund has elected to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S.

federal income tax purposes to its Members. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Members, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Members.
If the Fund were to fail to satisfy the RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Units.
Risks Relating to Investment in and Disposition of Portfolio Companies
.
In connection with an investment in a portfolio company, the Fund or an Underlying Fund may assume, or acquire a portfolio company subject to, contingent liabilities. These liabilities may be material and may include liabilities associated with pending litigation, regulatory investigations, environmental actions, or payment of indebtedness among other things. To the extent these liabilities are realized, they may materially adversely affect the value of a portfolio company. In addition, if the Fund or an Underlying Fund has assumed or guaranteed these liabilities, the obligation would be payable from the assets of the Fund or Underlying Fund.
In connection with the disposition of an investment in a portfolio company, the Fund or an Underlying Fund may be required to make representations about the business and financial affairs of such portfolio company typical of those made in connection with the sale of any business. The Fund may also be required to indemnify the purchasers of such investment in such portfolio company to the extent that any such representations or warranties turn out to be inaccurate or misleading. These arrangements may result in liabilities for the Fund directly or indirectly through the Underlying Fund, depending upon recontribution obligations owed to the Underlying Fund.
Risks Related to Russia’s Invasion of Ukraine.
Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the

Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund may determine that certain affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains (including global food supplies), inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries directly affected by the invasion.
Risks Related to the United States-Iran War of 2026.
The war between the United States and Iran that commenced in February 2026, and the potential for wider conflict in the region have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. These conflicts may result in market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations in currency. Escalation of hostilities in the Middle East could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of this conflict is impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Middle Eastern issuers or issuers in other countries directly affected by the war.
Risks relating to United Kingdom’s Exit from the European Union.
On June 23, 2016, the UK held a referendum to decide on its membership in the EU. The resulting vote was to leave the EU. The UK subsequently withdrew from the EU on January 31, 2020. The negotiation of the UK’s continuing relationship with the EU is likely to take a number of years. On December 24, 2020, the UK and the EU announced their agreement on a Trade and Cooperation Agreement (the “TCA”). The UK parliament passed the legislation to approve the treaty on 30 December 2020. After completion of the formal EU procedure, the TCA entered into force on May 1, 2021. The TCA was provisionally applied from January 1, 2021 and therefore a temporary period of “no deal” following the transition period was avoided. The conclusion of the TCA provides a structure for
EU-UK
cooperation in the future. It does not necessarily create a permanent set of rules, but is a basis for an evolving relationship, with scope for increasing divergence or closer cooperation which may vary between different areas. The TCA mainly covers trade in goods and services, with provisions on intellectual property, energy, transparency, regulatory practices, public procurement and a level playing field. It also includes sections on aviation, digital trade, road transport, social security and visas, fisheries, and law enforcement and judicial cooperation on criminal matters. It is accompanied by a number of ancillary Joint Declarations, including on financial services, tax, state aid and subsidies, transport and data protection. One such Joint Declaration sets out the intention of the EU and the UK to agree a memorandum of understanding on cooperation on financial services to help preserve financial stability, market integrity and the protection of investors and consumers.

Until the terms stemming from the TCA (and Joint Declarations) are clearer, it is not possible to determine the full impact that the UK’s departure from the EU and/or any related matters may have on the Fund or the Interests, including, in each case, the market value or the liquidity thereof in the secondary market, or on the other parties to any relevant fund-related agreements.
This introduces significant uncertainty in the business, legal and political environment and risks (“Brexit Risks”) including short and long-term market volatility and currency volatility, macroeconomic risk to the UK and European economies, impetus for the break-up
of the UK and related political and economic stresses, impetus for further disintegration of the EU and related political stresses (including those related to sentiment against cross-border capital movements), legal uncertainty regarding achievement of compliance with applicable financial and commercial laws and regulations in view of the expected steps to be taken pursuant to or in contemplation of Article 50 of the Treaty on European Union and negotiations undertaken under Article 218 of the Treaty on the Functioning of the European Union, and the unavailability of timely information as to expected legal, tax and other regimes.
During this period of uncertainty, there may be significant volatility and disruption in: (i) the global financial markets generally, which result in a reduction of the availability of capital and debt; and (ii) the currency markets as the value of Sterling fluctuates against other currencies. Such events may, in turn, contribute to worsening economic conditions, not only in the UK and Europe, but also in the rest of the world.
The uncertainty surrounding the UK’s relationship with the EU and its withdrawal as a member state of the EU may adversely impact the Fund and its investments (in particular those that relate to companies or assets based in, doing business in, or having services or other significant relationships in or with, the UK).
There can be no assurance that the Brexit Risks will not alter significantly the attractiveness of an investment in the Fund, including as a result of the potential for capital losses, delays, legal and regulatory risk and general uncertainty.
Sourcing of Investments
.
The Fund expects to source a substantial volume of its investment opportunities through various Ardian platforms, personnel and other relationships. To the extent these sourcing channels do not present the Fund with a sufficient volume of investment opportunities, or the opportunities presented are not suitable for investment by the Fund, the Fund’s performance may be materially adversely affected.
Termination of the Fund’s Interest in an Underlying Fund.
An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

Time and Attention of Personnel
.
Personnel of the Adviser and its affiliates will devote such time to the activities of the Fund as they determine to be necessary to properly conduct the business affairs of the Fund. However, some personnel will also work on other projects, including the investment activities of other funds and accounts that include reviewing investments brought to the Adviser by investors in other Ardian funds and accounts, currently or in the future. Such other activity may be significant and involve a significant amount of such personnel’s time and attention. Conflicts may arise in the allocation of management and personnel resources as among the Fund’s and the Adviser’s various activities. In the event that any of such personnel ceases to be actively involved with the Fund, Members will be relying on the ability of the Adviser to identify and retain other investment professionals to conduct the Fund’s business.
Valuation of Private Asset Investments.
There is no established market for private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of Fund investments will be difficult, may be based on imperfect information and is subject to inherent uncertainties, and the resulting va lu
es may differ from values that would have been determined had a ready market existed for such investments, from values placed on such investments by other investors and from prices at which such investments may ultimately be realized. Furthermore, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by the Fund, the accuracy of the valuations provided by Fund investments, that the investments will comply with their own internal policies or procedures for keeping records or making valuations, or that an investment’s policies and procedures and systems will not change without notice to the Fund. The uncertainty of valuations could limit the ability of Members to gauge the Fund’s ongoing performance. Additionally, the Adviser may face a conflict of interest in valuing the Fund’s investments, as the net asset value of the Fund will affect the Adviser’s compensation.
Valuation Risk.
The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds, co-investment
vehicles and other private asset investments will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments. Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The valuation of the Fund’s interest in Underlying Funds and co-investment
vehicles is determined based in significant part upon valuations provided by the sponsors of the Underlying Funds and co-investment
vehicles, which valuations may not be audited. Furthermore, the securities in which Underlying Funds and co-investment
vehicles invest will not have a readily ascertainable market price and will be valued by the sponsors of the Underlying Funds and co-investment
vehicles. These sponsors are subject to conflicts of interest as the value of their securities may affect the sponsor’s compensation or ability to raise new funds.
The valuations reported by the sponsors of Underlying Funds and co-investment
vehicles will be subject to later adjustment or revision. For example, fiscal year-end
net asset value calculations of the Underlying Funds or the
co-investment
vehicles may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Additionally, the Fund may apply one or more adjustments to the valuations received from an Underlying Fund or a co-investment
vehicle, which would include an adjustment for any changes in market prices for public securities held by the Underlying Fund or co-investment
vehicle and a market adjustment

to reflect the estimated change in fair value of the Underlying Fund’s or co-investment
vehicle’s
non-public
unrealized investments from the date of the last reported Underlying Fund or co-investment
vehicle net asset value to the date as of which the Fund is reporting its net asset value. The application of these adjustments may result in a decrease or increase to the cash adjusted, last reported, Underlying Fund or co-investment
vehicle net asset value, depending on the facts and circumstances. Furthermore, because such adjustments or revisions relate to information available only at the time of the adjustment or revision, the adjustment or revision will not affect the amount of the repurchase proceeds of the Fund received by Members who had their Units repurchased, or the purchase price of Units purchased, prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the sponsors of Underlying Funds or co-investment
vehicles or revisions to the net asset value of an Underlying Fund or a co-investment
vehicle decrease the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Members who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Members who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units.
Valuations of private investments such as the Underlying Funds and co-investment
vehicles are to a large extent subjective and will likely differ from the amounts ultimately realized, potentially by significant amounts. For Underlying Funds and co-investment
vehicles, the Adviser cannot provide assurances that the sponsor of an Underlying Fund or a co-investment
vehicle will adhere to its own policies and procedures for making valuations or that the Underlying Fund’s or and co-investment
vehicle’s policies and procedures will not change without notice to the Fund. Additionally, valuations provided by sponsors could be false due to fraudulent activity or misevaluation, and the Fund may not uncover errors for a significant amount of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in an Underlying Fund or a co-investment
vehicle, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the sponsor’s valuations of such interests could remain subject to such fraud or error, and the Fund may determine to discount the value of the interests or value them at zero.
Value of Units.
The value of Units may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include changes in regulatory policies or tax guidelines, changes in earnings or variations in operating results, changes in the value of the Fund investments, changes in accounting guidelines governing valuation of the Fund investments, any shortfall in revenue or net income or any increase in losses from levels expected by investors, departure of the Adviser or certain of its respective key personnel, and general economic trends and other external factors.

Limits of Risk Disclosure
The above discussions and the discussions in the SAI relating to various risks associated with the Fund, the Underlying Funds, and Units are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire prospectus, the SAI, and the Limited Liability Company Agreement and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this prospectus.
In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.
No guarantee or representation is made that the investment program of the Fund or any Underlying Fund will be successful, that the various Fund investments selected will produce positive returns or that the Fund will achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
The Fund is authorized to offer three separate classes of Units designated as Class J Units, Class I Units and Class D Units. While the Fund presently plans to offer three classes of Units, from time to time, the Board may create and offer additional classes of Units, or may vary the characteristics of the Class J Units, Class I Units and Class D Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan or member servicing plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; or (6) any conversion features, as permitted under the 1940 Act. All Units of a class have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Units are, when issued, fully paid and non-assessable
by the Fund and have no
pre-emptive,
appraisal, exchange or conversion rights or rights to cumulative voting.

The Fund has received an exemptive order from the SEC that permits the Fund to offer multiple classes of Units.
As of June 1, 2026, the following number of Units of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class J Units	Unlimited	None	81,195,137
Class I Units	Unlimited	None	12,943,578
Class D Units	Unlimited	None	5,345,460

Security Dividends [Text Block]	The Fund is authorized to offer three separate classes of Units designated as Class J Units, Class I Units and Class D Units. While the Fund presently plans to offer three classes of Units, from time to time, the Board may create and offer additional classes of Units, or may vary the characteristics of the Class J Units, Class I Units and Class D Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan or member servicing plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; or (6) any conversion features, as permitted under the 1940 Act. All Units of a class have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	The Fund is authorized to offer three separate classes of Units designated as Class J Units, Class I Units and Class D Units. While the Fund presently plans to offer three classes of Units, from time to time, the Board may create and offer additional classes of Units, or may vary the characteristics of the Class J Units, Class I Units and Class D Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan or member servicing plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; or (6) any conversion features, as permitted under the 1940 Act. All Units of a class have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Units are, when issued, fully paid and non-assessable
by the Fund and have no
pre-emptive,
	appraisal, exchange or conversion rights or rights to cumulative voting.
Security Liquidation Rights [Text Block]	All Units of a class have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation.
Security Preemptive and Other Rights [Text Block]	The Fund is authorized to offer three separate classes of Units designated as Class J Units, Class I Units and Class D Units. While the Fund presently plans to offer three classes of Units, from time to time, the Board may create and offer additional classes of Units, or may vary the characteristics of the Class J Units, Class I Units and Class D Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan or member servicing plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; or (6) any conversion features, as permitted under the 1940 Act. All Units of a class have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Units are, when issued, fully paid and non-assessable
by the Fund and have no
pre-emptive,
	appraisal, exchange or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]
As of June 1, 2026, the following number of Units of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class J Units	Unlimited	None	81,195,137
Class I Units	Unlimited	None	12,943,578
Class D Units	Unlimited	None	5,345,460

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk.
All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio has a higher investment exposure to the securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased.

An investment in the Fund involves a high degree of risk, including the risk that the investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of investments, the allocation of offering proceeds thereto and the performance of the investments. As described in more detail below, the Fund’s (and the Underlying Funds’) investment activities involve the risks associated with private equity and other private investments generally. These include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, including tariff policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, geopolitical tensions, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors that are beyond the control of the Fund or the Underlying Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Fund’s investment programs, investment strategies and investment decisions will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) investors will not suffer losses from an investment in the Fund.

Competition for Investments; Availability of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investments; Availability of Investments
.
The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. In recent years, an increasing number of private equity funds have been formed (and many such existing funds have grown substantially in size), and additional funds with similar investment objectives may be formed in the future. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. Some of these competitors may have more relevant experience, greater financial resources, a greater willingness to take on risk and more personnel than the Adviser, the Fund and their affiliates. Further, the availability of investment opportunities is often limited by market conditions as well as the prevailing regulatory or political climate. Additionally, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to invest fully its offering proceeds. Further, most sponsors of investments prioritize offering co-investment
opportunities to their network of existing investors. As a result, if the Adviser’s Primary Investments strategy were to contract such that its commitments to primary investment funds were reduced in scope or in value, the Fund’s access to appropriate co-investment
opportunities may decrease and the Fund may not be able to execute investments that satisfy the Fund’s investment objective.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Units. Additionally, the Adviser may sell certain of the Fund’s investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if the Fund engages in significant repurchases of its Units or if the Fund is forced to repay any borrowings at an inopportune time, which could negatively impact the performance of the Fund.

Secondary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secondary Investments Risks
.
The Fund may acquire Secondary Investments from existing investors in such Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Adviser. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult since there will generally be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities. There is no assurance that the Fund will be able to purchase interests at attractive discounts to NAV, or at all. The overall performance of the Fund may depend in part on the accuracy of the information available to the Adviser, the acquisition price paid by the Fund for the Secondary Investments and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.
The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive.
The purchase of a Secondary Investment may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations (see “—Counterparty Risk” below). If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund.
When the Fund acquires an interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Primary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Primary Investments Risks
.
The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, priv ate
investment funds. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments. The Primary Investments generally will not have commenced operations and, accordingly, will have no operating history upon which the Fund may evaluate their likely performance. Historical performance of the managers of Primary Investments is not a guarantee or prediction of their future performance. Many
non-U.S.
investment advisers are not registered as investment advisers with the SEC, making it more difficult for the Adviser to scrutinize such investment advisers’ credentials. The Fund will not have the opportunity to evaluate the relevant economic, financial and other information that will be used by the Primary Investments in their selection, structuring, monitoring and disposition of assets. In addition, the Fund generally will not have the right to participate in the day-to-day
management, control or operations of Primary Investments, nor will they generally have the right to remove the sponsors of Primary Investments. Venture capital investments involve risks associated with investment in companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage.

Co-investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Co-investment
Opportunities Risk.
When the Fund invests alongside other investors in
co-investment
opportunities, the realization of portfolio company investments made as co-investments
may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors
may require an exit procedure requiring notification of the other co-investors
and possibly giving the other
co-investors
a right of first refusal or a right to initiate a
buy-sell
procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating
party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-investment
opportunities may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor.
Third-party
co-investors
may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the co-investment
opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

When the Fund makes investments in Underlying Companies in
co-investment
opportunities alongside GPs, the Fund will be highly dependent upon the capabilities of the GPs alongside which the investment is made. The Fund may indirectly make binding commitments to co-investment
opportunities without an ability to participate in the management and control of, and with no or limited ability to transfer its interests in, the pertinent Underlying Company. In some cases, the Fund will be obligated to fund its entire investment in a co-investment
opportunity up front, and in other cases the Fund will make commitments to fund investments from time to time as called by the GP of another Underlying Fund in a co-investment
opportunity. Generally, neither the Adviser nor the Fund will have control over the timing of capital calls or distributions received from such co-investment
opportunities, or over investment decisions made in such
co-investment
opportunities.
When the Fund participates in a
co-investment
opportunity, the Fund generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests. Thus, the returns to the Fund from any such investments will be more dependent upon the performance of the particular portfolio company and its management in that the Adviser, on behalf of the Fund, will not be able to direct the policies or management decisions of such portfolio company.

Portfolio Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Companies Risks
.
In addition to the risks described above, the portfolio companies in which the Fund invests, either through a co-investment
vehicle that provides exposure to the portfolio companies or through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions. To the extent a portfolio company in which the Fund has invested receives additional funding in subsequent financings and the Fund does not participate in such additional financing rounds, the interests of the Fund in such portfolio company would be diluted. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial and technical personnel.

The Fund may be invested in a limited number of portfolio companies, which may subject the Fund to greater risk and volatility than if investments had been made in a larger number of portfolio companies. The Fund’s investments may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.

Many of the portfolio companies may be highly leveraged, which may impair their ability to finance their future operations and capital needs and may result in restrictive financial and operating covenants. As a result, such companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. In addition, in the event that such companies do not perform as anticipated or incur unanticipated liabilities, high leverage will magnify the adverse effect on the value of the companies’ equity and could result in substantial diminution in, or the total loss of, equity investments in such companies.
Portfolio companies may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of public companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

"Cash Drag" Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Cash Drag” Risk
.
The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund or a co-investment
vehicle at the time of its admission to the Underlying Fund or co-investment
vehicle. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds or co-investment
vehicles. In addition, Underlying Funds or
co-investment
vehicles may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

"Over-Commitment" Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Over-Commitment” Risk.
The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Underlying Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
In order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Units tendered by Members or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Illiquidity of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity of Fund Investments
.
Contractual limitations will typically restrict the Fund’s ability to transfer certain investments without the consent of the applicable managers of those entities. The securities or other financial instruments or obligations of investments and/or portfolio companies may, at any given time, be very thinly traded, have no public market, or be restricted as to their transferability under the laws of the applicable jurisdiction. Illiquidity may also result from market conditions that may be unfavorable for sales of securities of particular issuers or issuers in particular industri es
. In some cases, an Underlying Fund may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the underlying investments of an Underlying Fund may require a substantial amount of time to liquidate. Consequently, there is a significant risk that Underlying Funds and portfolio companies will be unable to realize their respective investment objectives by sale or other disposition of their securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy. These risks can be further increased by changes in the financial condition or business prospects of the Underlying Funds or portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which Underlying Funds or portfolio companies are located or in which they conduct their business.

Risk of Loss; Illiquidity of the Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Loss; Illiquidity of the Units
.
The Fund is intended for long-term investment by Members who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. The possibility of partial or total loss of investment of the Fund exists, and prospective investors should not invest unless they can readily bear the consequences of such loss. Illiquidity will result from the absence of an established market for Fund investments, as well as from legal or contractual restrictions on the resale of Fund investments by the Fund or on the resale of portfolio companies by Underlying Funds. For example, there may be little or no near-term cash flow distributed by the Underlying Funds. Since the amount and timing of the Fund’s cash distributions to Members are dependent in part upon the cash flow that the Fund receives from the Underlying Funds, the Fund will likely distribute little or no cash in the near term. Even if the Fund’s investments prove successful, they are unlikely to produce a realized return to Members for a period of years.
Furthermore, the transferability of Units is subject to certain restrictions as described in the “Repurchases and Transfers of Units” section of this prospectus. Units will not be listed on an exchange, and no market in them is expected to develop. Investors will not have the right to redeem their Units. Although the Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Consequently, Units should only be acquired by investors able to commit their funds for an indefinite period of time.

Fixed-Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Securities Risks.
Fixed-income securities in which the Fund may invest are generally subject to the following risks:

•
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate, volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Fiscal, economic, monetary or other government policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

•
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Units.

•
Issuer and Spread Risk
. The value of fixed-income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

•
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•
Prepayment or “Call” Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to Members. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

•
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

•
Duration and Maturity Risk
. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

•
For U.S. federal income tax purposes, the Fund is required to recognize taxable income (such as deferred interest that is accrued as original issue discount (“OID”)) in some circumstances in which the Fund does not receive a corresponding payment in cash and to make distributions with respect to such income to maintain its qualification as a RIC. Under such circumstances, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. As a result, the Fund may have to sell some of its investments at times and/or at prices that the Adviser would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify as a RIC and thus become subject to corporate-level income tax.

Allocation Risk; Limitations of Co-Investment Exemptive Relief [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk; Limitations of
Co-Investment
Exemptive Relief.
The Adviser and its affiliates have established prior separate accounts, funds and other pooled investment vehicles and intend to establish subsequent funds and other pooled investment vehicles and advise future separate accounts (collectively, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund. As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.
Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.
Subject to applicable law, the Adviser will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The Adviser expects to cause the Fund to invest alongside other funds, accounts or other capital managed or advised by the Adviser or Ardian Funds. The Adviser and certain of its advisory affiliates have received the
Co-Investment
Exemptive Relief that permits the Fund to invest in privately placed investments alongside other funds and accounts managed by the Adviser or certain affiliates of the Adviser. However, the
Co-Investment
Exemptive Relief contains certain conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in t he
event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the Other Managed Funds (as defined below). In these and other situations, the Fund may participate in such investment to a lesser extent or, under certain circumstances, may not participate in such investment. Additionally, third parties may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain private asset investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence Risk.
Recent technological advances in artificial intelligence and machine learning technologies (collectively, “AI Technologies”), including, for example, the OpenAI ChatGPT application and internally developed data analysis tools that rely on such artificial intelligence and machine learning technologies, create opportunities for the Adviser, the Fund, the Underlying Funds,
co-investment
vehicles and portfolio companies, as well as risks. The Adviser uses and is expected to expand its use of AI Technologies in connection with its business, operating and investment activities and expects the Underlying Funds, co-investment
vehicles, portfolio companies and service providers to also use such technologies and expand such use. Actual usage of such AI Technologies will vary across its business, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies, and while the Adviser expects from time to time to adopt and adjust usage policies and procedures governing the use of AI Technologies by its personnel, risks remain, including misuse of such AI Technologies. Further, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate, nor does the Adviser expect to be involved in the collection of such data or development of such algorithms in the ordinary course.
Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would likely degrade the effectiveness of AI Technologies and could adversely impact the Adviser, the Fund, the Underlying Funds, co-investment
vehicles or portfolio companies to the extent they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies more susceptible to cybersecurity threats. In addition, the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities. The Adviser will not be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services utilizing AI Technologies are provided. In addition, AI Technologies may be competitive with the business of portfolio companies or increase the potential for obsolescence of a portfolio company’s products or services (particularly as the capabilities of AI Technologies improve), and accordingly the increased adoption and use of AI Technologies may have an adverse effect on portfolio companies or their respective businesses. Moreover, use of AI Technologies by any of the parties described in the previous paragraphs could include the input of confidential information of the Adviser (including material non-public
information and personal information) by third parties in contravention of non-disclosure
agreements or by the Adviser’s personnel or other related parties in contravention of the Adviser’s policies and procedures (or by any such parties in accordance with the Adviser’s policies, procedures and/or non-disclosure
agreements), and in any case, could result in such confidential information becoming part of a dataset that is accessible by AI Technologies applications and users.
The use of AI Technologies, including potential inadvertent disclosure of confidential information of the Adviser, could also lead to legal and regulatory investigations and enforcement actions. AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of current or future risks related thereto. For example, if the Adviser or Ardian were to share or license AI Technologies, including ones that include some degree of internal development, with Members, the Underlying Funds, co-investment
vehicles, portfolio companies, or other third parties, such activity could introduce a number of additional risks to the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and/or portfolio companies, or other users of such AI Technologies. Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance,
could have an adverse effect on organizations connected to the Adviser, the Fund, the Underlying Funds, co-investment
vehicles and portfolio companies.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Risk.
The Limited Liability Company Agreement and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Such provisions could limit the ability of Members to sell their Units by discouraging a third party from seeking to obtain control of the Fund. See “Summary of the Limited Liability Company Agreement.”

"Best-Efforts" Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Units and has no firm commitment or obligation to purchase any of the Units. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments.
The Fund may invest, including for defensive purposes, some or all of its respective assets in Liquid Assets, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its offering proceeds, and the Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
In addition, the Fund and the Underlying Funds may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Volatility in the banking system may impact the viability of such banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund or an Underlying Fund maintains its respective cash and cash equivalents, there can be no assurance that the Fund or such Underlying Fund would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Fund and the Underlying Fund. See also “—Market Disruption and Geopolitical Risk” below.

Confidential or Material, Non-Public Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Confidential or Material,
Non-Public
Information
.
Certain Adviser personnel may acquire confidential or material, non-public
information or be restricted from initiating transactions in certain securities. The Adviser will not be free to act upon any such information. Due to these restrictions, the Adviser may not be able to initiate an investment for the Fund that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Conversely, the Fund may not have access to material non-public
information in the Adviser’s possession that might be relevant to an investment decision, and the Adviser may make or sell an investment that, if such information had been known to it, it may not have made or sold. In addition, collaboration between the Adviser’s personnel and Ardian personnel is subject to limitations. From time to time, when otherwise permitted under applicable law and its investment restrictions, the Fund may hold interests in one or more Ardian funds. Any such investment will be made on arm’s length terms, subject in any case to the information barrier between the firms and the confidentiality restrictions arising from particular fund or vehicle agreements.

Conflicts; Other Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts; Other Funds
.
The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Such activities may raise conflicts of interest for which the resolution may not be currently determinable.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
.
The Fund is exposed to the risk that third parties that may owe the Fund or its portfolio companies money, securities or other asse ts
will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other financial intermediaries. These parties may default on their obligations to the Fund or its portfolio companies, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to portfolio companies, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other financial intermediaries. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivative Instruments
.
Some or all of the Underlying Funds and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, counterparty risk, correlation risk, difficulties in valuation, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Underlying Funds could present significant risks, including the risk of losses in excess of the amounts invested.
Rule
18f-4
under the 1940 Act (the “Derivatives Rule”) regulates the Fund’s use of derivatives and certain other transactions that create future payment and/or delivery obligations by the Fund. The Derivatives Rule prescribes specific value-at-risk
limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, it is not subject to the full requirements of the Derivatives Rule. In connection with the adoption of the Derivatives Rule, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, the Derivatives Rule permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements and similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements and similar financing transactions as derivatives transactions for all purposes under the Derivatives Rule.
Additional or other new regulations or guidance issued by the SEC or the U.S. Commodity Futures Trading Commission (“CFTC”) or their staffs could, among other things, restrict the Fund’s ability to engage in leveraging and derivatives transactions, and the Fund may be unable to execute its investme nt
strategy as a result.

Distressed Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Debt
.
 The Fund may invest in certain Underlying Funds that invest in, or may invest co-investment
vehicles in, securities of financially troubled companies or companies involved in work-outs, liquidations, reorganizations, recapitalizations, bankruptcies and similar transactions and securities of highly leveraged companies. While these investments may offer the potential for high returns, they also bring with them correspondingly greater risks when compared to other investments. Such investments involve companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. Such investments could, in certain circumstances, subject the Fund or the Underlying Funds to certain additional potential liabilities. In addition, such strategies may cause different Underlying Funds and GPs to be in conflict, such as when they hold positions of different levels of a distressed issuer’s capital structure.

Distribution In Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution
In-Kind
.
 The Fund may distribute to the holder of Units that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind
to the Members. In the event that the Fund makes such a distribution of securities, Members will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Members. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Units. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Units. As a result from such reduction in tax basis, Members may be subject to tax in connection with the sale of Units, even if such Units are sold at a loss relative to the Member’s original investment.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Due Diligence Risk
.
The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment, the costs of which will be borne by the Fund. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the investment advisers of Underlying Funds and, in some circumstances, third-party investigations. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about an Underlying Fund or a portfolio company in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Underlying Fund or portfolio company or any of its managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that Fund investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Underlying Funds or portfolio companies and/or their current or former owners in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Electronic Communications and Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Electronic Communications and Cybersecurity Risk
.
While the Adviser employs various measures to address cybersecurity-related issues, the Advi ser,
the Fund and their respective service providers may nevertheless be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause the Adviser, the Fund or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. The rapid development and increasingly widespread use of AI Technologies, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. Cybersecurity incidents may adversely impact the Fund and its Members. There is no guarantee that the Adviser, the Fund and/or their respective service providers will be successful in protecting against cybersecurity incidents.
The failure to protect against cybersecurity incidents could cause significant interruptions in the Adviser’s and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors) in the Fund. Such a failure or unauthorized disclosure of data could harm the Adviser’s reputation, subject the Adviser and/or the Fund to legal claims, increased costs, financial losses, data privacy breaches (including under the European General

Data Protection Regulation), regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, the Adviser and/or the Fund may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.
While the Fund and the Adviser have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and the sponsors of investments in which the Fund invests. As a result, the Fund or its Members could be negatively impacted.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets
.
While the Adviser aims to avoid or otherwise limit the exposure to emerging and frontier economies, the Fund may nevertheless hold investments located in emerging industrialized or less developed countries. In addition, Underlying Funds may invest such funds’ assets in securities of
non-U.S.
issuers, including those in emerging markets. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
“Frontier” countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the net asset value of the Units to decline.
Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Other heightened risks associated with emerging markets investments include without limitation less publicly available financial and other information regarding issuers and potential difficulties in enforcing contractual obligations. It can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions, or obtain information needed to pursue or enforce such judgments, against such issuers. Investors of emerging market issuers, such as the Fund, often have limited rights and few practical remedies in emerging markets. In addition, the systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle and may adversely impact the Fund’s liquidity and performance.

ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETF Risk.
The risks of investment in an exchange-traded fund (“ETF”) typically reflect the risks of the types of instruments in which the ETF invests. If the Fund invests in ETFs, Members will bear indirectly their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s total operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. In addition, ETFs are susceptible to market trading risks, such as the risks of discounts to net asset value, high spreads and trading disruptions.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Eurozone Risk.
Concerns about credit risk (including, but not limited to, that of sovereigns) related to various European markets continue to exist. Certain highly indebted advanced economies in the Eurozone continue to pose some concern, though some have reduced debt levels since the height of the so-called
Eurozone crisis. For example, large sovereign debts and/or fiscal deficits of a number of European countries continue to raise concerns regarding the financial condition of financial institutions, insurers and other corporates: (i) located in these countries; (ii) that have direct or indirect exposure to these countries; and/or (iii) whose banks, counterparties, custodians, customers, service providers, sources of funding and/or suppliers have direct or indirect exposure to these countries. The default, or a significant decline in the credit rating, of one or more sovereigns or financial institutions could cause severe stress in the financial system generally and could adversely affect the markets in which an Underlying Fund or a portfolio company operates and the businesses and economic condition and prospects of such Underlying Fund’s or portfolio company’s counterparties, suppliers, investments, creditors, or service providers, directly or indirectly, in ways which it is difficult to predict. In addition, due to large sovereign deficits and/or fiscal deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn, which could significantly affect the value of the Portfolio Investments in European markets.
There also remains a risk that default of certain participating member states of the European Union (“EU”) may lead to the collapse of, or change in, the Eurozone as it is constituted today, that certain member states of the EU may cease to use the Euro as their national currency or that one or more member states may seek to withdraw from EU membership or, in more extreme circumstances, the possible dissolution of the Eurozone entirely. Moreover, financial and economic developments in one EU member state may affect economic and financial conditions among other EU member states.

The effect of these conditions or market perceptions could have material adverse effects on the Fund’s ability to make investments. See “—Risks relating to United Kingdom’s Exit from the European Union.”
Potential
Break-Up
of Eurozone
. In the recent past, the stability of certain European financial markets deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU may lead to the break-up
of the Eurozone as it is constituted today or that certain member states of the EU may cease to use the Euro as their national currency. This could have an adverse effect on the Fund, the performance of its investments and its ability to fulfill its investment objective. Moreover, this could have a detrimental effect on the performance of Underlying Funds and portfolio companies both in those countries that may experience a default on liabilities and in other countries within the EU. A potential primary effect would be an immediate reduction of liquidity for particular investments in the affected countries, thereby potentially impairing the value of such investments.

Expedited Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Expedited Transactions
.
Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.

Financial Market Fluctuations and Deteriorating Current Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Market Fluctuations and Deteriorating Current Market Conditions.
 The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, including the advent of significant inflation, recession, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including the 2026 conflict between the United States and Iran, Russia’s 2022 invasion of Ukraine and other conflicts, geopolitical tensions, terrorist acts or security operations and actual or threatened epidemics or pandemics, such as
COVID-19).
Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate, volatility and liquidity risk. Fiscal, economic, monetary or other government policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid.
Conversely, there is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would likely negatively impact the Fund’s portfolio. Instability in the securities markets will also likely increase the risks inherent in the Fund’s investments. There can be no assurance that such economic and market conditions will be favorable in respect of both the investment and disposition activities of the Fund.

Global financial markets in recent years have experienced periods of unprecedented turmoil and continue to experience substantial volatility, disruption, liquidity shortages and to some extent financial instability. Global financial markets have recently experienced considerable declines in the valuations of equity and debt securities and periodic acute contraction in the availability of credit. Volatile financial markets can expose the Fund to greater market and liquidity risk.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s investment objective relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
Prospective investors should note that performance and other numerical information provided by the Adviser, including, without limitation, market data, have not been updated through the date hereof. For example, the Adviser believes that certain market data and information is likely to have recently changed from that included herein, but is not yet available.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk.
While the Adviser generally seeks to build a Secondary Investments portfolio with exposures across different GPs, vintage years, companies, geographies and industries, depending on the availability of attractive investment opportunities, the Fund’s portfolio may at times be more focused than the portfolios of funds investing in a broader range of industries and geographies and could experience significant volatility, especially during times when the Fund may have greater exposure to particular metrics that may be exposed to or experiencing unfavorable market conditions. Separately, an Underlying Fund may concentrate its investments in specific geographic regions. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

Follow-On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Follow-On
Investment Risk
.
The Fund’s and/or an Underlying Fund’s direct and indirect investments in Underlying Companies may require follow-on
investments. The Fund and/or an Underlying Fund may be required to provide follow-on
funding for its portfolio companies or have the opportunity to make additional investments in such portfolio companies. There can be no assurance that the Fund or an Underlying Fund will have sufficient funds to make any such additional investments or that it will be permitted by the 1940 Act to make such additional investments. Any decision by the Fund or an Underlying Fund not to make follow-on
investments or its inability to make them may have a negative impact on a portfolio company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund does not participate in a follow-on
investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the 1940 Act), then the Fund’s interest in the portfolio company may be diluted or subordinated to the new capital being invested (which may include capital from other clients or investment vehicles managed by the Adviser and/or its affiliates).

Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging
.
The Fund and the Underlying Funds and portfolio companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements, including in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes, including in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance for the Fund than if it or the Underlying Funds and portfolio companies in which the Fund invests had not entered into such hedging transactions.

Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inability to Vote
.
To the extent that the Fund owns less than 5% of the voting securities of an Underlying Fund or portfolio company, it may be able to avoid that any such Underlying Fund or portfolio company is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Underlying Funds and portfolio companies, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund or portfolio company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds and portfolio companies. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund or portfolio company, the Fund will not be able to vote on matters that require the approval of such Underlying Fund’s or portfolio company’s investors, and will not be able to vote on matters that may be adverse to the Fund’s interests, which may consequently adversely affect the Fund and its investors.
There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. If the Fund is considered to be affiliated with an Underlying Fund, transactions between the Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Inadequate Network of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadequate Network of Broker-Dealer Risk
.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Adviser to establish a network of selected broker-dealers to sell the Units. If the Adviser fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Indemnification of Fund Investments, Directors and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indemnification of Fund Investments, Directors and Others.
The Fund will agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Industry or Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry or Sector Concentration.
 The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. An Underlying Fund may concentrate its investments in specific industry sectors (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which means each may invest more than 25% of its assets in a specific industry sector. Accordingly, the Fund’s investment portfolio may at times be more focused with respect to managers, geographies, industries and individual companies. This focus may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. The Fund will consider the then-existing concentration of Underlying Funds, to the extent they are known to the Fund, when making investments.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk.
Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Members. Recently, there have been inflationary price movements. As inflation increases, the real value of the Fund’s common Units and distributions on those Units can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of common Units. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and the value of the Units. In addition, rising interest rates due to inflation will increase the interest paid by the Fund under a credit facility, which will decrease Fund returns.

Investment Controls [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Controls.
Investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries where the Fund invests or in other jurisdictions.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Units the Fund may issue in the future. The Limited Liability Company Agreement authorizes it to issue an unlimited number of Units. The Board may make certain amendments to the Limited Liability Company Agreement. After an investor purchases Units, the Fund may sell additional Units in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Units, such investor’s percentage ownership interest in the Fund will be diluted.

Legal Risk, Litigation and Regulatory Action [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal Risk, Litigation and Regulatory Action
.
The Adviser is part of a larger firm with multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund and the Adviser and its affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end
investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
1940 Act Regulations
. The Fund is a registered
closed-end
management investment company and as such is subject to regulations and restrictions under the 1940 Act.

Leverage; Borrowings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage; Borrowings
.
To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in Fund investments will be magnified. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Leverage is also a risk for Underlying Funds and portfolio companies. Certain of the Underlying Funds and the portfolio companies may have significant borrowings and/or other leverage. An investment with substantial leverage may be at risk of increases in interest rates and therefore increases in interest expenses. In the event any investment cannot generate adequate cash flow to meet debt service, the Fund may suffer a partial or total loss of capital invested in the investment. The use of leverage will also magnify the volatility of changes in the value of investments. Any gain in the value of assets in excess of the cost of the amount borrowed to acquire such assets would cause the borrower’s net asset value to increase more than if the assets had been bought without utilizing leverage. Conversely, any decline in the value of its assets to below the cost of the borrowing utilized to fund their purchase would cause the net asset value to decline more than would be the case if debt had not been used to purchase such assets. While the use of leverage may increase a borrower’s returns, it will also increase its exposure to risk.

The Fund may from
time-to-time
borrow funds or enter into other financing arrangements for various reasons, to pay operating expenses, including, without limitation, the Management Fee, to purchase portfolio securities, to fund repurchase of Units, or for other portfolio management purposes. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress returns. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely through preferred units). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
.
The Fund is subject to the risk that war, including
continuing conflicts in the Middle East involving Israel and Iran, and now including the United States among other nations, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or the conflict between Russia and Ukraine, terrorism, and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. The risk of such events has meaningfully increased in recent periods due to the diminishing importance of the rules based international order and heightened international tensions stemming from rivalry among the world’s dominant economic and military powers. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the
COVID-19
outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in world economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. At such times, the Fund’s exposure to a number of other risks described elsewhere in this section can increase.

The United States and other countries are periodically involved in disputes, negotiations or government action over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. In 2025, the U.S. government indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Trade disputes and tariffs may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally.
Events leading to limited liquidity, defaults,
non-performance
or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. For example, in response to the rapidly declining financial condition of regional banks Silicon Valley Bank (“SVB”) and Signature Bank (“Signature”), the California Department of Financial Protection and Innovation (the “CDFPI”) and the New York State Department of Financial Services (the “NYSDFS”) closed SVB and Signature on March 10, 2023 and March 12, 2023, respectively, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver for SVB and Signature. Although the U.S. Department of the Treasury, the Federal Reserve and the FDIC have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remain. Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favorable to industry participants as the measures currently being pursued. In addition, highly publicized issues related to the U.S. and global capital markets in the past have led to significant and widespread investor concerns over the integrity of the capital markets. The situation related to SVB, Signature and other regional banks could in the future lead to further rules and regulations for public companies, banks, financial institutions and other participants in the U.S. and global capital markets, and complying with the requirements of any such rules or regulations may be burdensome. Even if not adopted, evaluating and responding to any such proposed rules or regulations could result in increased costs and require significant attention from the Adviser.
Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into an industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, hurricanes, terrorist attacks, floods, pandemics, epidemics or other similar events, may be either uninsurable or, insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk
policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total costs of casualty insurance for a property, if decided to be obtained. As a result, all Fund investments may not be insured against terrorism or certain other risks. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.
Any of the foregoing market disruption events could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund and its investments.

Minority Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Minority Investor Risk
.
An Underlying Fund’s or the Fund’s minority direct or indirect investments in Underlying Companies will subject the Underlying Fund or the Fund to actions taken by the holders of a majority in interest of such companies that may not be aligned with the Fund’s goals. An Underlying Fund or the Fund may make minority equity investments in portfolio companies where the Underlying Fund or the Fund likely will not be able to control or influence such entities. In such cases, the Underlying Fund or the Fund will be reliant on the existing management and boards of directors of such companies, which may include representatives of other investors with whom the Underlying Fund or the Fund is not affiliated and whose interests may at times conflict with the Fund’s interests. The Underlying Fund and/or the Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the portfolio companies in which they invest.

Multiple Levels of Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Multiple Levels of Expense
.
Members will pay the fees and expenses of the Fund and will indirectly bear any fees, expenses and carried interest (if any) of the Fund’s investments. In addition, to the extent that the Fund invests in a fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. This will result in greater expense to Members than if such fees, expenses and carried interest (if any) were not charged by the Fund and its investments, as applicable.

Furthermore, the determination of whether the sponsor of an Underlying Fund is entitled to carried interest distributions is made on a fund-by-fund
basis and not in the aggregate. Therefore, carried interest in respect of one Underlying Fund is calculated and distributed without regard to the fees or performance (including negative performance) of any other Underlying Fund in which the Fund has an interest. Therefore, it is possible that the Fund, as an LP of Underlying Funds, would be required to bear carried interest in respect of one or more Underlying Funds even if the performance of the Fund’s investments in Underlying Funds in the aggregate (and therefore the performance of the Fund) is negative.

Non-Controlling Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Controlling
Interest
.
The Fund generally will not have the right to participate in the day-to-day
management, control or operations of the Underlying Funds or portfolio companies, nor will it have the right to remove the managers thereof. Additionally, the Fund also will not necessarily have the opportunity to evaluate the relevant economic, financial and other information which the Underlying Funds utilize in selecting, structuring, monitoring and disposing of their portfolio companies or that portfolio companies utilize in executing their business strategies. The success of the Fund will be substantially dependent upon the capabilities and performance of the managers of the Underlying Funds and portfolio companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund.
Furthermore, the investment decisions of the Underlying Funds are made by their respective investment managers independently of each other so that, at any particular time, one Underlying Fund may be purchasing an interest in a portfolio company that at the same time is being sold by another Underlying Fund. Transactions of this sort could result in Underlying Funds directly or indirectly incurring certain transaction costs without accomplishing any net (or accomplishing only a limited) positive investment result. While investing with multiple investment managers may create the appearance of a well-diversified portfolio, the Underlying Funds may cooperate on investments or otherwise own the same assets, and independent decisions of various investment managers may result in an increase, rather than decrease, in the aggregate risk associated with the Fund’s portfolio.

Non-Diversification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification.
Because the Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, its net asset value may be subject to greater volatility. The Fund may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Fund’s overall value to decline to a greater degree.

Non-U.S. and Non-European Union Investments; Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
and
Non-European
Union Investments; Exchange Rate Risk
.
The Fund may invest a portion of its assets in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU. Securities issued by companies located outside of the U.S. and the EU, including those held by funds in which the Fund invests, involve certain factors not typically associated with investing in securities issued by companies located in the U.S. and the EU, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar, the euro and the various other
non-U.S.
and
non-euro
currencies in which
non-U.S.
and
non-EU
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S., EU and
non-U.S.,
and
non-EU
securities markets, including potential price volatility in and relative liquidity of some
non-U.S.
and
non-EU
securities

markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on
non-U.S.
and
non-EU
investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of
non-U.S.
and
non-EU
taxes on income and gains recognized with respect to such securities. Such factors may adversely affect the value of the Fund’s
non-U.S.
and
non-EU
investments and hence the overall value of a Member’s investment in the Fund.
In addition to the risks of investing in Underlying Funds and portfolio companies organized and/or headquartered outside the U.S. and the EU and the risks of investing in emerging markets (see “—Emerging Markets” above), the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries.

OFAC And FCPA Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OFAC and FCPA Considerations
.
Economic sanction laws in the U.S. and other jurisdictions may prohibit the Adviser and its personnel from transacting with or in certain countries and with certain individuals and companies. The U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) enforces U.S. economic and trade sanctions, which prohibit, among other things, transactions with and the provision of services to certain
non-U.S.
countries, territories, entities and individuals. Certain programs administered by OFAC also flatly prohibit dealing with certain individuals or entities. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at http://www.treas.gov/ofac. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. These types of sanctions may significantly restrict the Fund’s investment activities in certain emerging market countries.
 In addition, new names may be added to current OFAC lists, or new sanctions imposed by executive order, on short notice, which could result in the Fund selling investments at disadvantageous times.
In addition, the Adviser and its personnel are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. In recent years, the U.S. Department of Justice and SEC have devoted greater resources to enforcement of the FCPA. In particular, U.S. regulators recently have been focused on private equity firms and their compliance with the FCPA. While the Adviser has implemented policies and procedures designed to procure compliance with the FCPA, such policies and procedures may not be effective to prevent all possible violations. Any determination that the Adviser violated the FCPA or other applicable anti-corruption or anti-bribery laws could subject the Adviser to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions, securities litigation and a general loss of investor confidence, any one of which could adversely affect the Adviser’s business prospects or financial position, as well as the Fund’s ability to achieve its investment objective or conduct its operations.

Opinions and Forward-Looking Statements May Not Be Correct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Opinions and Forward-Looking Statements May Not Be Correct.
This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of the private equity market and private equity secondaries and co-investment
markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as
“best-of-class,”
“superior” and
“top-tier.”
Investors should understand that such statements represent the current views of the Adviser or other third party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the private equity market and private equity secondaries and co-investment
markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s offering documents. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Placement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Placement Risk.
It is expected that many investors will invest in the Fund through Financial Intermediaries. When a limited number of Financial Intermediaries represents a large percentage of investors, actions recommended by the Financial Intermediaries may result in significant and undesirable variability in terms of investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of investors, clients of a single Financial Intermediary may vote as a block, if so recommended by the Financial Intermediary.

Private Asset Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Asset Investments.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private asset investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Projections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Projections
.
The Fund will from time to time rely upon projections, forecasts or estimates developed by the Fund or an Underlying Fund or a portfolio company in which the Fund is invested or is considering making an investment, concerning such Underlying Fund’s or portfolio company’s future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control. Actual events may differ from those assumed. Some important factors that could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted therein.

Recourse to Assets of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recourse to Assets of the Fund
.
The assets of the Fund, including its investments and any capital held thereunder, may be available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not limited to any particular asset. Accordingly, a Member may find its interest in the Fund’s assets adversely affected by a liability arising out of a single investment, even if such Member did not participate in such investment.

Registration under the U.S. Commodity Exchange Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Registration under the U.S. Commodity Exchange Act.
The Adviser is exempt from the obligations of a registered commodity pool operator (“CPO”) with respect to the Fund because the Adviser has claimed the relief provided to fund-of-funds
operators pursuant to CFTC
No-Action
Letter
12-38.
Therefore, the Adviser is not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund. For the Adviser to remain eligible for the relief, the Fund will be limited in its ability to gain exposure to certain financial instruments, including futures and options on futures and certain swaps (“commodity interests”). In the event that the Fund’s direct or indirect exposure to commodity interests does not comply with the requirements of CFTC
No-Action
Letter
12-38,
the Adviser may be required to register as a CPO with the CFTC with respect to the Fund. The Adviser’s registration with the CFTC as a CPO with respect to the Fund, or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon relief from registration as such, could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens, adversely affecting that Fund’s total return. Because the Adviser intends to manage the Fund in such a way as to maintain its ability to rely upon relief from registration with the CFTC, the Fund may be unable to participate in certain investment opportunities.

Regulatory Approvals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Approvals
.
The Fund may invest in Underlying Funds (or portfolio companies), and such Underlying Funds may invest in portfolio companies, in each case, believed to have obtained all material U.S. federal, state, local or
non-U.S.
approvals required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in certain investments. An investment could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such investment. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that an Underlying Fund or a portfolio company will be able to (i) obtain all required regulatory approvals that it does not currently have or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in additional costs to a portfolio company.

Regulatory changes in a jurisdiction where an Underlying Fund or a portfolio company investment is located may make the continued operation of such investment infeasible or economically disadvantageous and any expenditures made to date by such investment may be wholly or partially written off. The locations of the Fund’s investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the Fund’s investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of such investments, which could materially and adversely affect returns to the Fund.

Regulatory Changes Impacting Private Equity Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Changes Impacting Private Equity Funds.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Underlying Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and in
non-U.S.
jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Underlying Funds; the GPs; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect an Underlying Fund’s ability to implement its investment strategies could have a material adverse impact on the Underlying Fund’s performance, and thus on the Fund’s performance.

Reliance on Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Adviser.
An investor must rely upon the ability of the Adviser to identify and make investments consistent with the Fund’s investment objective and policies. The Fund may be unable to find a sufficient number of attractive opportunities to invest its offering proceeds or meet its investment objective. Further, there can be no assurance that what is perceived by the Adviser as an attractive investment opportunity will not, in fact, result in substantial losses due to one or more of a wide variety of factors.

The success of the Fund’s private asset investments will depend in substantial part on the diligence, skill, expertise and business contacts of, and the information and deal flow generated by, the investment professionals of the Adviser. There can be no assurance that the Adviser’s professionals will continue to be associated with each entity during the life of the Fund. The ability of the Fund to achieve its investment objective depends on the continued service of these individuals, who are not obligated to remain employed with the Adviser or its affiliates. The market for experienced private asset investment professionals is highly competitive. If the Adviser fails to adequately compensate their investment professionals, in light of such market conditions, one or more of such individuals could cease to work for them. The loss of one or more of the Adviser’s key individuals could have a material adverse effect on the Fund’s ability to achieve its investment objective. Should one or more of these individuals cease to participate in the management of the Fund, its performance could be adversely affected.

If, due to extraordinary market conditions or other reasons, the Fund and/or other investments managed by the Adviser or its affiliates were to incur substantial losses, the revenues of the Adviser and its affiliates may decline substantially. Such losses may hamper the Adviser’s and its affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as they have in the past.
The Adviser will have exclusive responsibility for the Fund’s activities and, other than as may be set forth in the Fund’s governing documents or other agreements, Members will lack discretion to make investment decisions or any other decisions concerning the management of the Fund.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reporting Requirements.
Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such investors or to notify investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk.
Repurchase offers are generally funded from available cash or sales of portfolio securities. However, the repurchase of Units by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Units may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Members who do not tender their Units by increasing Fund expenses and reducing any net investment income. Certain Members may from time to time own or control a significant percentage of the Units. Repurchase requests by these Members of these Units of the Fund may cause repurchases to be oversubscribed, with the result that Members may only be able to have a portion of their Units repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Units beyond the repurchase offer amount, or if Members tender an amount of Units greater than that which the Fund is entitled to purchase, the Fund will repurchase the Units tendered on a pro rata basis, and Members will have to wait until the next repurchase offer to make another repurchase request. Members will be subject to the risk of net asset value fluctuations during that period. Thus, there is also a risk that some Members, in anticipation of proration, may tender more Units than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The net asset value of Units tendered in a repurchase offer may fluctuate between the date a Member submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a Member submits a repurchase request. There can be no assurance that the Fund will conduct repurchase offers in any particular period, and Members may be unable to tender Units for repurchase for an indefinite period of time.

Responsible Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Responsible Investing Risk.
Ardian’s Responsible Investment Policy contemplates a screening process to avoid investments in certain banned sectors, an ESG due diligence analysis in connection with each investment decision, periodic ESG reviews during the holding period of an investment and an ESG analysis upon exit. The Fund will be managed in accordance with this policy, which could cause the Fund to fail to pursue certain beneficial investment opportunities or to realize lower returns on investment opportunities it does pursue. This may have a negative effect on Fund returns.

Risk of Misconduct of Adviser Personnel or Third-Party Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Misconduct of Adviser Personnel or Third-Party Service Providers
.
Misconduct by Adviser personnel or by third-party service providers could cause significant losses to the Fund. Such misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful Fund investments (which, in either case, may result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund or the Adviser. In addition, Adviser personnel and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Adviser’s diverse businesses and the regulatory regimes under which they operate, misdeeds by an advisory entity (or its personnel) may result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to deter misconduct by personnel or service providers, and the precautions that the Adviser takes to detect and prevent this activity may not be effective in all cases.

Risks Relating to Fund's Registered Investment Company Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s Registered Investment Company Status.
As a result of applicable restrictions under the 1940 Act, the Fund may be unable to take advantage of favorable investment opportunities or may incur additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act and applicable tax rules. This could cause the Fund to underperform funds that pursue similar investment strategies but are not registered under the 1940 Act.

Risks Relating to Fund's Regulated Investment Company Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s Regulated Investment Company Status.
Although the Fund has elected to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S.

federal income tax purposes to its Members. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Members, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Members.
If the Fund were to fail to satisfy the RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Units.

Risks Relating to Investment in and Disposition of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment in and Disposition of Portfolio Companies
.
In connection with an investment in a portfolio company, the Fund or an Underlying Fund may assume, or acquire a portfolio company subject to, contingent liabilities. These liabilities may be material and may include liabilities associated with pending litigation, regulatory investigations, environmental actions, or payment of indebtedness among other things. To the extent these liabilities are realized, they may materially adversely affect the value of a portfolio company. In addition, if the Fund or an Underlying Fund has assumed or guaranteed these liabilities, the obligation would be payable from the assets of the Fund or Underlying Fund.
In connection with the disposition of an investment in a portfolio company, the Fund or an Underlying Fund may be required to make representations about the business and financial affairs of such portfolio company typical of those made in connection with the sale of any business. The Fund may also be required to indemnify the purchasers of such investment in such portfolio company to the extent that any such representations or warranties turn out to be inaccurate or misleading. These arrangements may result in liabilities for the Fund directly or indirectly through the Underlying Fund, depending upon recontribution obligations owed to the Underlying Fund.

Risks Related to Russia's Invasion of Ukraine [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Russia’s Invasion of Ukraine.
Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the

Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund may determine that certain affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains (including global food supplies), inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries directly affected by the invasion.

Risks Related to the United States-Iran War of 2026 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the United States-Iran War of 2026.
The war between the United States and Iran that commenced in February 2026, and the potential for wider conflict in the region have increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. These conflicts may result in market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations in currency. Escalation of hostilities in the Middle East could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of this conflict is impossible to predict, but could continue to result in significant market disruptions, including in the oil and natural gas markets, and may continue to negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Middle Eastern issuers or issuers in other countries directly affected by the war.

Risks relating to United Kingdom's Exit from the European Union [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks relating to United Kingdom’s Exit from the European Union.
On June 23, 2016, the UK held a referendum to decide on its membership in the EU. The resulting vote was to leave the EU. The UK subsequently withdrew from the EU on January 31, 2020. The negotiation of the UK’s continuing relationship with the EU is likely to take a number of years. On December 24, 2020, the UK and the EU announced their agreement on a Trade and Cooperation Agreement (the “TCA”). The UK parliament passed the legislation to approve the treaty on 30 December 2020. After completion of the formal EU procedure, the TCA entered into force on May 1, 2021. The TCA was provisionally applied from January 1, 2021 and therefore a temporary period of “no deal” following the transition period was avoided. The conclusion of the TCA provides a structure for
EU-UK
cooperation in the future. It does not necessarily create a permanent set of rules, but is a basis for an evolving relationship, with scope for increasing divergence or closer cooperation which may vary between different areas. The TCA mainly covers trade in goods and services, with provisions on intellectual property, energy, transparency, regulatory practices, public procurement and a level playing field. It also includes sections on aviation, digital trade, road transport, social security and visas, fisheries, and law enforcement and judicial cooperation on criminal matters. It is accompanied by a number of ancillary Joint Declarations, including on financial services, tax, state aid and subsidies, transport and data protection. One such Joint Declaration sets out the intention of the EU and the UK to agree a memorandum of understanding on cooperation on financial services to help preserve financial stability, market integrity and the protection of investors and consumers.

Until the terms stemming from the TCA (and Joint Declarations) are clearer, it is not possible to determine the full impact that the UK’s departure from the EU and/or any related matters may have on the Fund or the Interests, including, in each case, the market value or the liquidity thereof in the secondary market, or on the other parties to any relevant fund-related agreements.
This introduces significant uncertainty in the business, legal and political environment and risks (“Brexit Risks”) including short and long-term market volatility and currency volatility, macroeconomic risk to the UK and European economies, impetus for the break-up
of the UK and related political and economic stresses, impetus for further disintegration of the EU and related political stresses (including those related to sentiment against cross-border capital movements), legal uncertainty regarding achievement of compliance with applicable financial and commercial laws and regulations in view of the expected steps to be taken pursuant to or in contemplation of Article 50 of the Treaty on European Union and negotiations undertaken under Article 218 of the Treaty on the Functioning of the European Union, and the unavailability of timely information as to expected legal, tax and other regimes.
During this period of uncertainty, there may be significant volatility and disruption in: (i) the global financial markets generally, which result in a reduction of the availability of capital and debt; and (ii) the currency markets as the value of Sterling fluctuates against other currencies. Such events may, in turn, contribute to worsening economic conditions, not only in the UK and Europe, but also in the rest of the world.
The uncertainty surrounding the UK’s relationship with the EU and its withdrawal as a member state of the EU may adversely impact the Fund and its investments (in particular those that relate to companies or assets based in, doing business in, or having services or other significant relationships in or with, the UK).
There can be no assurance that the Brexit Risks will not alter significantly the attractiveness of an investment in the Fund, including as a result of the potential for capital losses, delays, legal and regulatory risk and general uncertainty.

Sourcing of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sourcing of Investments
.
The Fund expects to source a substantial volume of its investment opportunities through various Ardian platforms, personnel and other relationships. To the extent these sourcing channels do not present the Fund with a sufficient volume of investment opportunities, or the opportunities presented are not suitable for investment by the Fund, the Fund’s performance may be materially adversely affected.

Termination of the Fund's Interest in an Underlying Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Termination of the Fund’s Interest in an Underlying Fund.
An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

Time and Attention of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Time and Attention of Personnel
.
Personnel of the Adviser and its affiliates will devote such time to the activities of the Fund as they determine to be necessary to properly conduct the business affairs of the Fund. However, some personnel will also work on other projects, including the investment activities of other funds and accounts that include reviewing investments brought to the Adviser by investors in other Ardian funds and accounts, currently or in the future. Such other activity may be significant and involve a significant amount of such personnel’s time and attention. Conflicts may arise in the allocation of management and personnel resources as among the Fund’s and the Adviser’s various activities. In the event that any of such personnel ceases to be actively involved with the Fund, Members will be relying on the ability of the Adviser to identify and retain other investment professionals to conduct the Fund’s business.

Valuation of Private Asset Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Private Asset Investments.
There is no established market for private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of Fund investments will be difficult, may be based on imperfect information and is subject to inherent uncertainties, and the resulting va lu
es may differ from values that would have been determined had a ready market existed for such investments, from values placed on such investments by other investors and from prices at which such investments may ultimately be realized. Furthermore, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by the Fund, the accuracy of the valuations provided by Fund investments, that the investments will comply with their own internal policies or procedures for keeping records or making valuations, or that an investment’s policies and procedures and systems will not change without notice to the Fund. The uncertainty of valuations could limit the ability of Members to gauge the Fund’s ongoing performance. Additionally, the Adviser may face a conflict of interest in valuing the Fund’s investments, as the net asset value of the Fund will affect the Adviser’s compensation.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds, co-investment
vehicles and other private asset investments will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments. Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The valuation of the Fund’s interest in Underlying Funds and co-investment
vehicles is determined based in significant part upon valuations provided by the sponsors of the Underlying Funds and co-investment
vehicles, which valuations may not be audited. Furthermore, the securities in which Underlying Funds and co-investment
vehicles invest will not have a readily ascertainable market price and will be valued by the sponsors of the Underlying Funds and co-investment
vehicles. These sponsors are subject to conflicts of interest as the value of their securities may affect the sponsor’s compensation or ability to raise new funds.
The valuations reported by the sponsors of Underlying Funds and co-investment
vehicles will be subject to later adjustment or revision. For example, fiscal year-end
net asset value calculations of the Underlying Funds or the
co-investment
vehicles may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Additionally, the Fund may apply one or more adjustments to the valuations received from an Underlying Fund or a co-investment
vehicle, which would include an adjustment for any changes in market prices for public securities held by the Underlying Fund or co-investment
vehicle and a market adjustment

to reflect the estimated change in fair value of the Underlying Fund’s or co-investment
vehicle’s
non-public
unrealized investments from the date of the last reported Underlying Fund or co-investment
vehicle net asset value to the date as of which the Fund is reporting its net asset value. The application of these adjustments may result in a decrease or increase to the cash adjusted, last reported, Underlying Fund or co-investment
vehicle net asset value, depending on the facts and circumstances. Furthermore, because such adjustments or revisions relate to information available only at the time of the adjustment or revision, the adjustment or revision will not affect the amount of the repurchase proceeds of the Fund received by Members who had their Units repurchased, or the purchase price of Units purchased, prior to such adjustments. As a result, to the extent that such subsequently adjusted valuations from the sponsors of Underlying Funds or co-investment
vehicles or revisions to the net asset value of an Underlying Fund or a co-investment
vehicle decrease the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Members who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Members who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units.
Valuations of private investments such as the Underlying Funds and co-investment
vehicles are to a large extent subjective and will likely differ from the amounts ultimately realized, potentially by significant amounts. For Underlying Funds and co-investment
vehicles, the Adviser cannot provide assurances that the sponsor of an Underlying Fund or a co-investment
vehicle will adhere to its own policies and procedures for making valuations or that the Underlying Fund’s or and co-investment
vehicle’s policies and procedures will not change without notice to the Fund. Additionally, valuations provided by sponsors could be false due to fraudulent activity or misevaluation, and the Fund may not uncover errors for a significant amount of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in an Underlying Fund or a co-investment
vehicle, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the sponsor’s valuations of such interests could remain subject to such fraud or error, and the Fund may determine to discount the value of the interests or value them at zero.

Value of Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Value of Units.
The value of Units may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include changes in regulatory policies or tax guidelines, changes in earnings or variations in operating results, changes in the value of the Fund investments, changes in accounting guidelines governing valuation of the Fund investments, any shortfall in revenue or net income or any increase in losses from levels expected by investors, departure of the Adviser or certain of its respective key personnel, and general economic trends and other external factors.

Limits of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limits of Risk Disclosure
The above discussions and the discussions in the SAI relating to various risks associated with the Fund, the Underlying Funds, and Units are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire prospectus, the SAI, and the Limited Liability Company Agreement and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this prospectus.

Class J Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.07%	[5]
Distribution/Servicing Fees [Percent]	0.50%	[6]
Acquired Fund Fees and Expenses [Percent]	0.57%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.75%	[7]
Total Annual Expenses [Percent]	3.39%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class J Units
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	81,195,137
Class I Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.07%	[5]
Distribution/Servicing Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.57%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.80%	[7]
Total Annual Expenses [Percent]	2.94%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Units
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	12,943,578
Class D Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.07%	[5]
Distribution/Servicing Fees [Percent]	0.25%	[6]
Acquired Fund Fees and Expenses [Percent]	0.57%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.75%	[7]
Total Annual Expenses [Percent]	3.14%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Units
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	5,345,460
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Units
Expenses on a 1000 Class J Units investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 34
Expense Example, Years 1 to 3	104
Expense Example, Years 1 to 5	176
Expense Example, Years 1 to 10	368
Expenses on a 1000 Class D Units investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	32
Expense Example, Years 1 to 3	97
Expense Example, Years 1 to 5	164
Expense Example, Years 1 to 10	345
Expenses on a 1000 Class I Units investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	30
Expense Example, Years 1 to 3	91
Expense Example, Years 1 to 5	155
Expense Example, Years 1 to 10	$ 326

[1]	No upfront sales load will be paid with respect to Class J Units, Class I Units or Class D Units; however, if you buy Class J Units or Class D Units through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine. Financial intermediaries will not charge such fees on Class I Units. See “Plan of Distribution.”
[2]	A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of the Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Members. Units tendered for repurchase will be treated as having been repurchased on a “first in, first out” basis. An early repurchase fee payable by a Member may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Member. See “Repurchases and Transfers of Units.”
[3]	Members also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of an Underlying Fund’s net profits as carried interest allocation, although it is possible that such amounts may be exceeded for certain sponsors of Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.
[4]	The Fund pays a monthly Management Fee equal to 1.50% on an annualized basis of the Fund’s net asset value (including, for the avoidance of doubt, assets held in a Subsidiary) as of the last day of the month. For purposes of determining the Management Fee payable to the Adviser for any month, the net asset value will be calculated after any subscriptions but prior to repurchases for that month. See “Management Fees.”
[5]	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year.
[6]	The Fund operates in reliance on an exemptive order from the SEC that permits the Fund to offer multiple classes of Units. The Fund is authorized to charge a distribution (12b-1) fee totalling up to 0.50% per year on Class J Units and 0.25% on Class D Units. See “Plan of Distribution—Distribution and Service Plan.”
[7]	Other expenses include, but are not limited to, accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, administrative fees, sub-transfer agency and investor servicing fees and expenses, and offering costs, as well as fees payable to the Independent Directors.